UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21732

MGI Funds
(Exact name of registrant as specified in charter)

1166 Avenue of the Americas New York, NY		10036
(Address of principal executive offices)		(Zip code)

Cynthia Lo Bessette, Esq. Mercer Global Investments, Inc. 1166 Avenue of the Americas New York, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 345-5016

Date of fiscal year end:	March 31, 2006

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments. – The schedule of investments for the period ended December 31, 2006, is filed herewith.

MGI US Large Cap Growth Equity Fund
Schedule of Investments
(showing percentage of total net assets)
December 31, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.4%

	Advertising — 0.3%
9,300	Omnicom Group	972,222

	Aerospace & Defense — 2.6%
28,975	Boeing Co.	2,574,139
26,800	General Dynamics Corp.	1,992,580
4,700	Lockheed Martin Corp.	432,729
20,420	Rockwell Collins, Inc.	1,292,382
21,900	United Technologies Corp.	1,369,188
		7,661,018

	Agriculture — 2.0%
35,100	Altria Group, Inc.	3,012,282
8,900	Archer-Daniels-Midland Co.	284,444
11,100	Monsanto Co.	583,083
34,800	UST, Inc.**	2,025,360
		5,905,169

	Airlines — 0.0%
7,500	Southwest Airlines Co.	114,900

	Apparel — 0.1%
2,100	Liz Claiborne, Inc.	91,266
2,000	VF Corp.	164,160
		255,426

	Banks — 0.7%
500	Commerce Bancorp, Inc., NJ**	17,635
1,200	Compass Bancshares, Inc.	71,580
700	M&T Bank Corp.	85,512
21,700	Mellon Financial Corp.	914,655
5,800	Northern Trust Corp.	352,002
9,700	State Street Corp.	654,168
		2,095,552

	Beverages — 1.6%
6,400	Anheuser-Busch Cos., Inc.	314,880
8,825	Brown-Forman Corp. Class B	584,568
1,100	Coca-Cola Co. (The)	53,075
2,400	Constellation Brands, Inc. Class A*	69,648
18,900	Pepsi Bottling Group, Inc.	584,199
46,900	PepsiCo, Inc.	2,933,595
		4,539,965

	Biotechnology — 5.9%
25	Amgen, Inc.*	1,708
26,600	Celgene Corp.* **	1,530,298
111,900	Genentech, Inc.*	9,078,447
106,600	Genzyme Corp.*	6,564,428
		17,174,881

1

	Chemicals — 1.3%
42,850	Ecolab, Inc.**	1,936,820
3,000	Hercules, Inc.*	57,930
11,800	International Flavors & Fragrances, Inc.	580,088
400	Praxair, Inc.	23,732
11,220	Sherwin-Williams Co. (The)	713,368
6,800	Sigma-Aldrich Corp.**	528,496
		3,840,434

	Coal — 0.0%
800	Consol Energy, Inc.	25,704
1,500	Peabody Energy Corp.**	60,615
		86,319

	Commercial Services — 3.1%
14,200	Convergys Corp.*	337,676
44,000	Iron Mountain, Inc.* **	1,818,960
97,355	Moody’s Corp.	6,723,336
3,125	Paychex, Inc.	123,562
8,500	Western Union Co. (The)**	190,570
		9,194,104

	Computers — 3.6%
89,285	Apple Computer, Inc.*	7,574,939
10,000	Cognizant Technology Solutions Corp.*	771,600
240	International Business Machines Corp.	23,316
13,400	Lexmark International, Inc.*	980,880
6,000	NCR Corp.*	256,560
23,300	Network Appliance, Inc.*	915,224
3,300	SanDisk Corp.*	141,999
		10,664,518

	Cosmetics & Personal Care — 1.6%
8,500	Avon Products, Inc.	280,840
36,200	Colgate-Palmolive Co.	2,361,688
5,500	Estee Lauder Cos. (The), Inc. Class A**	224,510
30,380	Procter & Gamble Co.	1,952,523
		4,819,561

	Diversified Financial Services — 6.6%
14,400	Ameriprise Financial, Inc.	784,800
950	Charles Schwab Corp. (The)	18,373
18,200	Chicago Mercantile Exchange**	9,277,450
22,100	E*Trade Financial Corp.*	495,482
5,150	Franklin Resources, Inc.	567,376
4,500	Goldman Sachs Group, Inc.	897,075
54,000	IntercontinentalExchange, Inc.*	5,826,600
5,700	Lehman Brothers Holdings, Inc.	445,284
2,785	SLM Corp.	135,824
19,100	T Rowe Price Group, Inc.	836,007
		19,284,271

	Electric — 1.0%
77,700	AES Corp. (The)*	1,712,508
1,900	Allegheny Energy, Inc.*	87,229
2,800	Constellation Energy Group, Inc.	192,836

2

13,000	Exelon Corp.	804,570
		2,797,143

	Electrical Components & Equipment — 0.3%
12,900	American Power Conversion Corp.	394,611
5,200	Emerson Electric Co.	229,164
12,300	Molex, Inc.	389,049
		1,012,824

	Electronics — 1.0%
30,700	Applera Corp. - Applied Biosystems Group	1,126,383
2,100	Symbol Technologies, Inc.	31,374
200	Tektronix, Inc.	5,834
32,500	Thermo Fisher Scientific, Inc.* **	1,471,925
3,400	Waters Corp.*	166,498
		2,802,014

	Engineering & Construction — 0.0%
500	Fluor Corp.	40,825

	Entertainment — 1.1%
69,600	International Game Technology	3,215,520

	Food — 1.9%
47,525	Campbell Soup Co.	1,848,247
600	Dean Foods Co.*	25,368
25,500	General Mills, Inc.	1,468,800
18,170	Kellogg Co.	909,590
29,000	McCormick & Co., Inc.	1,118,240
3,700	Sysco Corp.	136,012
		5,506,257

	Health Care-Products — 7.2%
18,925	Baxter International, Inc.	877,931
6,500	Becton Dickinson & Co.	455,975
8,500	CR Bard, Inc.	705,245
27,800	Intuitive Surgical, Inc.* **	2,666,020
65,720	Johnson & Johnson	4,338,834
3,465	Medtronic, Inc.	185,412
53,200	Patterson Cos., Inc.*	1,889,132
57,300	Stryker Corp.**	3,157,803
82,200	Varian Medical Systems, Inc.*	3,910,254
37,400	Zimmer Holdings, Inc.*	2,931,412
		21,118,018

	Health Care-Services — 2.1%
31,500	Humana, Inc.*	1,742,265
30,400	Laboratory Corp. of America Holdings* **	2,233,488
18,600	Manor Care, Inc.**	872,712
15,600	Quest Diagnostics, Inc.	826,800
2,005	UnitedHealth Group, Inc.	107,729
4,900	WellPoint, Inc.*	385,581
		6,168,575

	Home Builders — 0.0%
2,500	Pulte Homes, Inc.	82,800

3

	Household Products & Wares — 0.4%
800	Avery Dennison Corp.	54,344
15,095	Clorox Co.	968,344
2,500	Kimberly-Clark Corp.	169,875
		1,192,563

	Insurance — 0.9%
5,400	AMBAC Financial Group, Inc.	480,978
8,600	American International Group, Inc.	616,276
200	Cigna Corp.	26,314
7,000	Metlife, Inc.	413,070
2,600	Principal Financial Group	152,620
2,200	Progressive Corp. (The)	53,284
12,400	Torchmark Corp.	790,624
		2,533,166

	Internet — 8.9%
215,900	eBay, Inc.*	6,492,113
33,200	Google, Inc. Class A*	15,287,936
10,600	Symantec Corp.* **	221,010
162,000	Yahoo!, Inc.* **	4,137,480
		26,138,539

	Iron & Steel — 0.4%
6,900	Allegheny Technologies, Inc.	625,692
9,800	Nucor Corp.	535,668
		1,161,360

	Leisure Time — 0.3%
12,300	Harley-Davidson, Inc.**	866,781

	Lodging — 0.5%
300	Harrah’s Entertainment, Inc.	24,816
21,400	Hilton Hotels Corp.	746,860
15,230	Marriott International, Inc. Class A	726,776
		1,498,452

	Machinery - Construction & Mining — 0.2%
7,200	Caterpillar, Inc.	441,576
1,900	Terex Corp.*	122,702
		564,278

	Machinery - Diversified — 0.1%
2,900	Deere & Co.**	275,703
200	Rockwell Automation, Inc.	12,216
		287,919

	Media — 2.1%
2,300	Clear Channel Communications, Inc.	81,742
20,800	Comcast Corp. Class A*	880,464
22,900	DIRECTV Group (The), Inc.*	571,126
23,810	McGraw-Hill Cos. (The), Inc.	1,619,556
24,000	News Corp. Class A	515,520
46,100	Univision Communications, Inc. Class A* **	1,632,862

4

22,800	Walt Disney Co.	781,356
		6,082,626

	Mining — 0.2%
3,800	Phelps Dodge Corp.	454,936
500	Vulcan Materials Co.**	44,935
		499,871

	Miscellaneous - Manufacturing — 1.3%
700	Cooper Industries, Ltd. Class A	63,301
7,200	Danaher Corp.	521,568
1,300	Dover Corp.	63,726
86,030	General Electric Co.	3,201,176
		3,849,771

	Oil & Gas — 2.7%
8,700	Chevron Corp.	639,711
100	Devon Energy Corp.	6,708
87,225	Exxon Mobil Corp.	6,684,052
2,400	Occidental Petroleum Corp.	117,192
1,500	Sunoco, Inc.	93,540
2,300	Transocean, Inc.*	186,047
1,400	Valero Energy Corp.	71,624
391	XTO Energy, Inc.	18,397
		7,817,271

	Oil & Gas Services — 3.4%
19,045	Baker Hughes, Inc.	1,421,900
126,750	Schlumberger, Ltd.	8,005,530
15,400	Weatherford International, Ltd.*	643,566
		10,070,996

	Packaging & Containers — 0.3%
19,600	Pactiv Corp.*	699,524
700	Sealed Air Corp.	45,444
		744,968

	Pharmaceuticals — 8.7%
13,200	Abbott Laboratories	642,972
59,700	Abraxis BioScience, Inc.* **	1,632,198
74,100	Allergan, Inc.	8,872,734
6,100	Cardinal Health, Inc.	393,023
15,300	Caremark Rx, Inc.	873,783
100	Eli Lilly & Co.	5,210
10,075	Express Scripts, Inc.*	721,370
14,850	Forest Laboratories, Inc.*	751,410
27,400	Gilead Sciences, Inc.*	1,779,082
16,900	King Pharmaceuticals, Inc.* **	269,048
17,800	Mylan Laboratories**	355,288
53,600	Pfizer, Inc.	1,388,240
190	Schering-Plough Corp.	4,492
181,300	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	5,634,804
41,220	Wyeth	2,098,922
		25,422,576

5

	Pipelines — 0.1%
800	Questar Corp.	66,440
3,900	Williams Cos., Inc.	101,868
		168,308

	Real Estate — 0.1%
11,400	CB Richard Ellis Group, Inc. Class A*	378,480

	REITS — 1.0%
3,200	Kimco Realty Corp. REIT	143,840
10,950	Public Storage, Inc. REIT	1,067,625
13,600	Vornado Realty Trust REIT**	1,652,400
		2,863,865

	Retail — 12.4%
3,200	Autozone, Inc.*	369,792
500	Best Buy Co., Inc.	24,595
2,700	Big Lots, Inc.*	61,884
9,900	CVS Corp.	306,009
17,625	Darden Restaurants, Inc.**	707,996
14,400	Family Dollar Stores, Inc.	422,352
34,500	Kohl’s Corp.*	2,360,835
217,200	Lowe’s Cos., Inc.	6,765,780
17,300	McDonald’s Corp.	766,909
3,200	Nordstrom, Inc.	157,888
44,400	Office Depot, Inc.*	1,694,748
2,700	Staples, Inc.	72,090
380,270	Starbucks Corp.*	13,469,163
25,200	TJX Cos., Inc.	717,696
119,340	Walgreen Co.	5,476,513
28,895	Wal-Mart Stores, Inc.	1,334,371
26,400	Wendy’s International, Inc.	873,576
11,195	Yum! Brands, Inc.	658,266
		36,240,463

	Savings & Loans — 0.0%
4,200	Sovereign Bancorp, Inc.**	106,638

	Semiconductors — 3.3%
186,700	Broadcom Corp. Class A* **	6,032,277
3,200	LSI Logic Corp.*	28,800
5,300	Novellus Systems, Inc.* **	182,426
74,100	Nvidia Corp.*	2,742,441
26,400	QLogic Corp.*	578,688
		9,564,632

	Software — 3.2%
1,600	Adobe Systems, Inc.*	65,792
8,340	Automatic Data Processing, Inc.	410,745
18,400	BMC Software, Inc.*	592,480
32,350	Citrix Systems, Inc.*	875,068
2,000	Fidelity National Information Services, Inc.	80,180
1,100	Fiserv, Inc.*	57,662
5,300	IMS Health, Inc.	145,644
36,100	Intuit, Inc.*	1,101,411
123,690	Microsoft Corp.	3,693,383
124,716	Oracle Corp.*	2,137,632
4,700	Parametric Technology Corp.*	84,694
		9,244,691

6

	Telecommunications — 4.3%
130,600	America Movil SA de CV Class L, ADR	5,905,732
4,300	Avaya, Inc.*	60,114
3,300	Ciena Corp.*	91,443
44,000	Cisco Systems, Inc.*	1,202,520
7,675	Corning, Inc.*	143,599
137,100	Qualcomm, Inc.	5,181,009
		12,584,417

	Toys, Games & Hobbies — 0.1%
9,600	Mattel, Inc.	217,536

	Transportation — 0.5%
3,200	Burlington Northern Santa Fe Corp.	236,192
8,900	FedEx Corp.	966,718
2,900	Norfolk Southern Corp.	145,841
2,200	United Parcel Service, Inc. Class B	164,956
		1,513,707

	TOTAL COMMON STOCKS (COST $280,960,497)	290,966,190

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 8.2%

	Repurchase Agreements — 2.7%

3,982,230	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 12/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-6.63%, with maturities from 01/26/07-11/23/35, valued at $4,099,964. Repurchase proceeds are $3,984,576), 5.30%, due 01/02/07***	3,982,230

3,982,230	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 12/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-6.63%, with maturities from 01/16/07-08/17/07, valued at $4,061,925. Repurchase proceeds are $3,984,576), 5.30%, due 01/02/07***	3,982,230
		7,964,460

	Certificates of Deposit — 5.5%
663,705	Banco Bilbao Vizcaya Argentaria, 5.31%, due 01/03/07***	663,705
663,705	Bank of America Corp., 5.32%, due 02/16/07***	663,705
663,705	Bank of Nova Scotia, 5.30%, due 02/27/07***	663,705
663,705	Bank of the West, 5.29%, due 01/17/07***	663,705
663,705	Barclays, 5.30%, due 01/02/07***	663,705
663,705	Canadian Imperial Bank of Commerce, 5.31%, due 01/29/07***	663,705
663,705	Citibank Corp., 5.31%, due 03/16/07***	663,705
663,705	Fortis Bank, 5.30%, due 01/24/07***	663,705
3,318,524	Rabobank Nederland, 5.25%, due 01/02/07***	3,318,524
663,705	Royal Bank of Canada, 5.31%, due 02/15/07***	663,705
663,705	Royal Bank of Scotland, 5.28%, due 01/11/07***	663,705
3,318,524	Societe Generale, 5.31%, due 01/02/07***	3,318,524
2,111,372	Svenska Handelsbanken, 5.25%, due 01/02/07***	2,111,372
663,705	UBS AG, 5.29%, due 01/02/07***	663,705
		16,049,175

	TOTAL SHORT-TERM INVESTMENTS (COST $24,013,635)	24,013,635

7

TOTAL INVESTMENTS — 107.6% (Cost $304,974,132)	314,979,825

Other Assets and Liabilities (net) — (7.6%)	(22,312,578)

TOTAL NET ASSETS — 100.0%	$292,667,247

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
*	Non-income producing security.
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

See accompanying notes to the Schedule of Investments.

8

MGI US Large Cap Growth Equity Fund
Schedule of Investments
December 31, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	99.4
Short-Term Investments	8.2
Other Assets and Liabilities (net)	(7.6)
100.0%

See accompanying notes to the Schedule of Investments.

1

MGI US Large Cap Value Equity Fund
Schedule of Investments
(showing percentage of total net assets)
December 31, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.1%

	Aerospace & Defense — 1.5%
17,918	General Dynamics Corp.	1,332,203
6,038	Lockheed Martin Corp.	555,919
41,804	Raytheon Co.	2,207,251
7,570	Rockwell Collins, Inc.	479,105
		4,574,478

	Agriculture — 0.6%
33,622	Monsanto Co.	1,766,164

	Auto Manufacturers — 0.2%
17,789	Honda Motor Co., Ltd., Sponsored ADR	703,377

	Auto Parts & Equipment — 2.1%
32,400	Johnson Controls, Inc.	2,783,808
43,975	Magna International, Inc. Class A**	3,542,186
		6,325,994

	Banks — 5.9%
117,781	Bank of America Corp.	6,288,328
35,803	Bank of New York Co. (The), Inc.	1,409,564
60,550	Comerica, Inc.	3,553,074
10,536	Fifth Third Bancorp	431,238
17,697	Marshall & IIsley Corp.	851,403
24,962	Mellon Financial Corp.	1,052,148
21,700	Mitsubishi UFJ Financial Group, Inc., ADR	270,165
21,874	Regions Financial Corp.	818,088
21,175	SunTrust Banks, Inc.	1,788,229
34,473	US Bancorp	1,247,578
2,000	Zions Bancorporation	164,880
		17,874,695

	Beverages — 2.2%
12,991	Anheuser-Busch Cos., Inc.	639,157
22,649	Coca-Cola Co. (The)	1,092,814
40,815	Coca-Cola Enterprises, Inc.	833,442
28,120	Diageo Plc, Sponsored ADR**	2,230,197
31,249	PepsiCo, Inc.	1,954,625
		6,750,235

	Biotechnology — 0.2%
20,572	MedImmune, Inc.* **	665,916

	Chemicals — 0.3%
14,423	Praxair, Inc.	855,717

	Commercial Services — 0.3%
10,127	Gannett Co	612,278
22,198	Hertz Global Holdings, Inc.*	386,023
1,680	Idearc Inc.*	48,132
		1,046,433

1

	Computers — 2.4%
76,750	Affiliated Computer Services, Inc. Class A*	3,748,470
9,800	Computer Sciences Corp.*	523,026
31,404	Hewlett-Packard Co.	1,293,531
4,194	International Business Machines Corp.	407,447
230,058	Sun Microsystems, Inc.*	1,246,914
		7,219,388

	Cosmetics & Personal Care — 2.2%
102,536	Procter & Gamble Co.	6,589,989

	Diversified Financial Services — 12.8%
225,732	Citigroup, Inc.	12,573,272
8,179	Countrywide Financial Corp.	347,199
131,955	Fannie Mae	7,836,807
112,856	Freddie Mac	7,662,922
125,859	JPMorgan Chase & Co.	6,078,990
52,800	Morgan Stanley	4,299,504
		38,798,694

	Electric — 4.6%
16,200	Ameren Corp.**	870,426
17,240	Consolidated Edison, Inc.	828,727
14,526	Dominion Resources, Inc.	1,217,860
22,801	Duke Energy Corp.	757,221
34,473	FPL Group, Inc.**	1,876,021
49,789	PG&E Corp.	2,356,513
34,557	PPL Corp.	1,238,523
43,270	Southern Co. (The)	1,594,932
65,400	Wisconsin Energy Corp.	3,103,884
		13,844,107

	Electrical Components & Equipment — 2.3%
371,299	Alcatel-Lucent Sponsored ADR**	5,279,872
35,394	Emerson Electric Co.	1,559,814
		6,839,686

	Engineering & Construction — 0.2%
7,263	Fluor Corp.**	593,024

	Environmental Control — 0.8%
62,501	Waste Management, Inc.	2,298,162

	Food — 3.7%
48,283	Campbell Soup Co.	1,877,726
11,150	Kellogg Co.	558,169
107,114	Kraft Foods, Inc. Class A**	3,823,970
110,360	Kroger Co. (The)**	2,546,005
136,325	Sara Lee Corp.	2,321,615
		11,127,485

	Forest Products & Paper — 0.5%
47,853	International Paper Co.	1,631,787

	Gas — 1.0%
56,675	Sempra Energy	3,172,100

2

	Health Care-Products — 2.7%
48,898	Baxter International, Inc.	2,268,378
126,216	Boston Scientific Corp.*	2,168,391
55,035	Johnson & Johnson	3,633,411
		8,070,180

	Home Furnishings — 1.5%
54,950	Whirlpool Corp.**	4,561,949

	Household Products & Wares — 1.8%
26,293	Clorox Co.	1,686,696
53,909	Kimberly-Clark Corp.	3,663,117
		5,349,813

	Insurance — 10.7%
16,149	ACE, Ltd.	978,145
101,159	Allstate Corp. (The)	6,586,462
47,563	American International Group, Inc.	3,408,365
78,600	AON Corp.	2,777,724
36,618	Fidelity National Financial, Inc.	874,438
4,399	Hartford Financial Services Group, Inc.	410,471
9,411	Lincoln National Corp.	624,890
10,229	MBIA, Inc.	747,331
85,782	Metlife, Inc.**	5,061,996
69,750	Torchmark Corp.	4,447,260
90,581	XL Capital, Ltd. Class A	6,523,644
		32,440,726

	Internet — 0.6%
51,230	IAC/InterActiveCorp.* **	1,903,707

	Leisure Time — 0.9%
87,000	Tyco International Ltd.	2,644,800

	Machinery - Construction & Mining — 0.1%
3,800	Caterpillar, Inc.	233,054

	Media — 1.8%
33,900	CBS Corp. Class B	1,057,002
66,725	Comcast Corp. Class A*	2,794,443
30,201	News Corp. Class B**	672,274
36,212	Time Warner, Inc.	788,697
		5,312,416

	Mining — 1.3%
84,904	Barrick Gold Corp.**	2,606,553
33,041	Newmont Mining Corp.	1,491,801
		4,098,354

	Miscellaneous - Manufacturing — 2.1%
10,025	Eaton Corp.	753,278
125,627	General Electric Co.	4,674,581
9,411	Illinois Tool Works, Inc.	434,694
5,665	Parker Hannifin Corp.**	435,525
		6,298,078

3

	Oil & Gas — 4.9%
44,400	BP Plc, Sponsored ADR	2,979,240
18,208	Chesapeake Energy Corp.**	528,942
19,608	Chevron Corp.	1,441,776
16,049	Devon Energy Corp.	1,076,567
116,815	Exxon Mobil Corp.	8,951,533
		14,978,058

	Oil & Gas Services — 0.8%
38,925	Schlumberger, Ltd.	2,458,503

	Pharmaceuticals — 9.6%
25,730	Abbott Laboratories	1,253,308
62,425	AmerisourceBergen Corp.	2,806,628
15,958	AstraZeneca PLC, Sponsored ADR	854,551
253,097	Bristol-Myers Squibb Co.	6,661,513
6,035	Medco Health Solutions, Inc.*	322,510
33,757	Merck & Co., Inc.	1,471,805
55,750	Novartis AG, ADR	3,202,280
245,475	Pfizer, Inc.	6,357,802
26,887	Sanofi-Aventis ADR	1,241,373
41,940	Schering-Plough Corp.	991,462
33,348	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,036,456
56,357	Wyeth	2,869,698
		29,069,386

	Pipelines — 0.3%
34,780	El Paso Corp.**	531,438
9,718	Williams Cos., Inc.	253,834
		785,272

	Retail — 5.5%
24,775	Autozone, Inc.*	2,862,999
27,103	CVS Corp.	837,754
17,594	Federated Department Stores, Inc.	670,859
64,250	Home Depot, Inc.	2,580,280
115,475	TJX Cos., Inc.	3,288,728
137,782	Wal-Mart Stores, Inc.	6,362,773
		16,603,393

	Savings & Loans — 1.3%
84,600	Washington Mutual, Inc.	3,848,454

	Software — 4.2%
22,402	Automatic Data Processing, Inc.	1,103,299
197,050	CA, Inc.	4,463,183
18,782	Fidelity National Information Services, Inc.	752,970
134,450	Microsoft Corp.	4,014,677
143,750	Oracle Corp.*	2,463,875
		12,798,004

	Telecommunications — 2.4%
124,696	AT&T, Inc.	4,457,882
34,780	BellSouth Corp.	1,638,486
28,540	Verizon Communications, Inc.	1,062,830
		7,159,198

4

	Transportation — 0.8%
26,400	Union Pacific Corp.	2,429,328

	TOTAL COMMON STOCKS (COST $263,938,943)	293,720,104

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 9.9%

	Repurchase Agreements — 3.3%

4,979,516	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 12/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-5.63%, with maturities from 01/26/07-11/23/35, valued at $5,126,735. Repurchase proceeds are 4,981,716.), 5.30%, due 01/02/07***	4,979,516

4,979,516	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 12/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-0.00% with maturities from 01/16/07-08/17/07, valued at $5,079,170. Repurchase proceeds are 4,981,716.), 5.30%, due 01/02/07***	4,979,516
		9,959,032

	Certificates of Deposit — 6.6%
829,919	Banco Bilbao Vizcaya Argentaria, 5.31%, due 01/03/07***	829,919
829,919	Bank of America Corp., 5.32%, due 02/16/07***	829,919
829,919	Bank of Nova Scotia, 5.30%, due 02/27/07***	829,919
829,919	Bank of the West, 5.29%, due 01/17/07***	829,919
829,919	Barclays, 5.30%, due 01/02/07***	829,919
829,919	Canadian Imperial Bank of Commerce, 5.31%, due 01/29/07***	829,919
829,919	Citibank Corp., 5.31%, due 03/16/07***	829,919
829,919	Fortis Bank, 5.30%, due 01/24/07***	829,919
4,149,599	Rabobank Nederland, 5.25%, due 01/02/07***	4,149,599
829,919	Royal Bank of Canada, 5.31%, due 02/15/07***	829,919
829,919	Royal Bank of Scotland, 5.28%, due 01/11/07***	829,919
4,149,597	Societe Generale, 5.31%, due 01/02/07***	4,149,597
2,640,132	Svenska Handelsbanken, 5.25%, due 01/02/07***	2,640,132
829,919	UBS AG, 5.29%, due 01/02/07***	829,919
		20,068,437

	TOTAL SHORT-TERM INVESTMENTS (COST $30,027,469)	30,027,469

	TOTAL INVESTMENTS — 107.0% (Cost $293,966,412)	323,747,573

	Other Assets and Liabilities (net) — (7.0%)	(21,243,616)

	TOTAL NET ASSETS — 100.0%	$302,503,957

ADR - American Depository Receipt
*	Non-income producing security.
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

See accompanying notes to the Schedule of Investments.

5

MGI US Large Cap Value Equity Fund
Schedule of Investments
December 31, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.1
Short-Term Investments	9.9
Other Assets and Liabilities (net)	(7.0)
100.0%

See accompanying notes to the Schedule of Investments.

1

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments
(showing percentage of total net assets)
December 31, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.3%

	Aerospace & Defense — 0.5%
14,900	Esterline Technologies Corp.	599,427

	Airlines — 0.1%
4,500	Alaska Air Group, Inc.*	177,750

	Apparel — 2.9%
600	Columbia Sportswear Co.*	33,420
39,300	CROCS, Inc.* **	1,697,760
124,100	Quiksilver, Inc.* **	1,954,575
		3,685,755

	Banks — 2.4%
53,100	East-West Bancorp, Inc.	1,880,802
4,200	Signature Bank/New York, NY	130,116
14,800	SVB Financial Group*	689,976
6,200	Wintrust Financial Corp.	297,724
		2,998,618

	Biotechnology — 3.0%
43,600	Affymetrix, Inc.* **	1,005,416
20,988	Alexion Pharmaceuticals, Inc.* **	847,705
20,500	Charles River Laboratories International, Inc.*	886,625
14,200	Geron Corp.**	124,676
15,500	Invitrogen Corp.	877,145
6,258	Metabasis Therapeutics, Inc.*	47,060
		3,788,627

	Chemicals — 1.0%
41,200	Symyx Technologies*	889,508
24,600	US BioEnergy Corp.	418,200
		1,307,708

	Coal — 1.4%
27,300	Consol Energy, Inc.	877,149
35,000	Massey Energy Co.	813,050
		1,690,199

	Commercial Services — 4.6%
2,400	Advisory Board Co. (The)	128,496
15,400	Alliance Data Systems Corp.*	962,038
76,400	Corinthian Colleges, Inc.*	1,041,332
3,300	Corporate Executive Board Co.**	289,410
44,900	Healthspring, Inc.*	913,715
9,200	Hertz Global Holdings, Inc.*	159,988
3,200	Huron Consulting Group, Inc.*	145,088
5,900	Morningstar, Inc.*	265,795
40,500	Sotheby’s Holdings Class A	1,256,310
1,200	Strayer Education, Inc.	127,260
9,200	Weight Watchers International, Inc.	483,276
		5,772,708

1

	Computers — 2.5%
18,600	Digimarc Corp.*	164,052
4,000	Factset Research Systems, Inc.	225,920
2,100	Isilon Systems, Inc.	57,960
14,100	Jack Henry & Associates, Inc.	301,740
6,800	Manhattan Associates, Inc.*	204,544
35,000	SRA International, Inc. Class A*	935,900
42,200	Synopsys, Inc.*	1,128,006
7,000	Western Digital Corp.*	143,220
		3,161,342

	Diversified Financial Services — 5.7%
20,000	Affiliated Managers Group* **	2,102,600
2,700	Calamos Asset Management, Inc. Class A	72,441
89,200	E*Trade Financial Corp.* **	1,999,864
2,700	Federated Investors, Inc. Class B	91,206
15,600	Greenhill & Co., Inc.**	1,151,280
55,100	Jefferies Group, Inc.	1,477,782
5,500	Nuveen Investments, Inc. Class A	285,340
		7,180,513

	Electrical Components & Equipment — 1.6%
55,300	Ametek, Inc.	1,760,752
8,500	Energy Conversion Devices, Inc.* **	288,830
		2,049,582

	Electronics — 3.4%
19,100	Cymer, Inc.	839,445
15,800	FEI Co.*	416,646
169,300	Flextronics International, Ltd.* **	1,943,564
9,342	L-1 Identity Solutions, Inc.* **	141,345
171,800	Solectron Corp.	553,196
17,900	Sonic Solutions, Inc.* **	291,770
		4,185,966

	Energy - Alternate Sources — 0.7%
16,200	Sunpower Corp. Class A**	602,154
11,500	VeraSun Energy Corp.* **	227,125
		829,279

	Engineering & Construction — 0.4%
7,500	Washington Group International, Inc.	448,425

	Entertainment — 0.5%
22,800	DreamWorks Animation SKG, Inc. Class A* **	672,372

	Environmental Control — 0.6%
16,500	Waste Connections, Inc.*	685,575

	Health Care-Products — 2.2%
36,600	Cytyc Corp.*	1,035,780
1,500	ICU Medical, Inc.	61,020
31,300	Ventana Medical Systems*	1,346,839
21,700	Volcano Corp.	355,663
		2,799,302

2

	Health Care-Services — 2.2%
7,200	Lincare Holdings, Inc.*	286,848
22,400	Manor Care, Inc.**	1,051,008
11,000	Nighthawk Radiology Holdings, Inc.**	280,500
19,700	Pediatrix Medical Group, Inc.*	963,330
3,100	Universal Health Services, Inc. Class B	171,833
		2,753,519

	Home Builders — 0.3%
2,700	Ryland Group, Inc.**	147,474
17,300	Technical Olympic USA, Inc.**	175,941
		323,415

	Home Furnishings — 1.0%
12,200	Harman International Industries, Inc.	1,218,902

	Household Products & Wares — 0.6%
23,100	Jarden Corp.* **	803,649

	Insurance — 0.2%
10,900	OneBeacon Insurance Group, Ltd.	305,200

	Internet — 6.1%
12,000	Advent Software, Inc.* **	423,480
50,500	aQuantive, Inc.*	1,245,330
50,600	Checkfree Corp.* **	2,032,096
92,000	CNET Networks, Inc.* **	836,280
60,500	eResearch Technology, Inc.* **	407,165
27,700	Monster Worldwide, Inc.*	1,291,928
123,600	Move, Inc.*	681,036
24,800	Sina Corp.* **	711,760
		7,629,075

	Lodging — 0.6%
9,600	Station Casinos, Inc.**	784,032

	Machinery - Diversified — 2.6%
42,200	Grant Prideco, Inc.*	1,678,294
31,900	Idex Corp.	1,512,379
		3,190,673

	Media — 2.8%
21,100	CKX, Inc.* **	247,503
35,100	Dow Jones & Co., Inc.	1,333,800
32,900	Martha Stewart Living Omnimedia Class A**	720,510
20,900	Meredith Corp.	1,177,715
		3,479,528

	Miscellaneous - Manufacturing — 0.9%
9,800	Actuant Corp. Class A	466,970
40,500	Hexcel Corp.* **	705,105
		1,172,075

	Office Furnishings — 1.3%
16,400	Herman Miller, Inc.	596,304

3

48,300	Knoll, Inc.	1,062,600
		1,658,904

	Oil & Gas — 2.7%
34,400	Chesapeake Energy Corp.**	999,320
38,500	Denbury Resources, Inc.*	1,069,915
5,200	EXCO Resources, Inc.*	87,932
2,700	Patterson-UTI Energy, Inc.**	62,721
22,500	Range Resources Corp.	617,850
23,100	TETRA Technologies, Inc.*	590,898
		3,428,636

	Oil & Gas Services — 2.1%
41,300	Cal Dive International, Inc.	518,315
8,300	FMC Technologies, Inc.	511,529
11,900	Helix Energy Solutions Group, Inc.	373,303
28,800	Smith International, Inc.**	1,182,816
		2,585,963

	Pharmaceuticals — 13.0%
73,400	Alkermes, Inc.*	981,358
37,600	Cephalon, Inc.* **	2,647,416
69,500	Cubist Pharmaceuticals, Inc.*	1,258,645
28,500	Dendreon Corp.* **	118,845
51,800	Depomed, Inc.* **	178,710
157,300	Elan Corp. Plc, Sponsored ADR* **	2,320,175
136,800	Medarex, Inc.*	2,023,272
51,000	MGI Pharma, Inc.*	938,910
34,200	Omnicare, Inc.**	1,321,146
51,200	OSI Pharmaceuticals, Inc.* **	1,790,976
50,600	Respironics, Inc.*	1,910,150
90,700	Santarus, Inc.* **	710,181
		16,199,784

	REITS — 1.1%
18,819	CapitalSource, Inc. REIT**	513,947
14,700	NorthStar Realty Finance Corp. REIT	243,579
28,800	Strategic Hotels & Resorts, Inc. REIT	627,552
		1,385,078

	Retail — 4.2%
47,500	Circuit City Stores, Inc.	901,550
19,500	Dick’s Sporting Goods, Inc.* **	955,305
5,100	Panera Bread Co. Class A* **	285,141
41,900	Petsmart, Inc.	1,209,234
15,800	PF Chang’s China Bistro, Inc.* **	606,404
113,900	Rite Aid Corp.	619,616
12,700	Urban Outfitters, Inc.* **	292,481
47,900	Wet Seal (The), Inc. Class A*	319,493
		5,189,224

	Semiconductors — 7.4%
72,300	Altera Corp.*	1,422,864
162,700	Atmel Corp.*	984,335
24,000	ATMI, Inc.* **	732,720
94,600	Brooks Automation, Inc.*	1,362,240

4

30,900	Cree, Inc.* **	535,188
124,900	Lattice Semiconductor Corp.*	809,352
2,200	Novellus Systems, Inc.*	75,724
40,700	Pixelworks, Inc.*	93,203
24,400	Silicon Laboratories, Inc.	845,460
113,500	Skyworks Solutions, Inc.*	803,580
6,500	Teradyne, Inc.* **	97,240
32,600	Varian Semiconductor Equipment Associates, Inc.*	1,483,952
		9,245,858

	Software — 9.8%
48,100	Cognos, Inc.*	2,042,326
47,200	eFunds Corp.*	1,298,000
146,300	Red Hat, Inc.* **	3,364,900
33,000	Satyam Computer Services Ltd., ADR**	792,330
41,600	Schawk, Inc.	812,864
41,150	THQ, Inc.* **	1,338,198
35,800	Transaction Systems Architects, Inc. Class A*	1,166,006
134,400	Wind River Systems, Inc.* **	1,377,600
		12,192,224

	Telecommunications — 5.1%
65,200	Avaya, Inc.*	911,496
29,300	Comverse Technology, Inc.*	618,523
106,400	Polycom, Inc.* **	3,288,824
198,500	RF Micro Devices, Inc.*	1,347,815
5,500	SBA Communications Corp.	151,250
		6,317,908

	Transportation — 0.8%
49,700	JB Hunt Transport Services, Inc.	1,032,269

	TOTAL COMMON STOCKS (COST $116,347,105)	122,929,064

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 28.7%

	Repurchase Agreements — 9.5%

5,941,535	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 12/29/06. Collateralized by US Government Agency Obligations, with rates from 0.00%-5.63%, with maturities from 01/26/07-11/23/35, valued at $6,117,197. Repurchase proceeds are $5,945,036.), 5.30%, due 01/02/07***	5,941,535

5,941,535	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 12/29/06. Collateralized by US Government Agency Obligations, with rates from 0.00%-0.00% with maturities from 01/16/07-08/17/07, valued at $6,060,442. Repurchase proceeds are $5,945,036.), 5.30%, due 01/02/07***	5,941,535
		11,883,070

	Certificates of Deposit — 19.2%
990,256	Banco Bilbao Vizcaya Argentaria, 5.31%, due 01/03/07***	990,256
990,256	Bank of America Corp., 5.32%, due 02/16/07***	990,256
990,256	Bank of Nova Scotia, 5.30%, due 02/27/07***	990,256
990,256	Bank of the West, 5.29%, due 01/17/07***	990,256
990,256	Barclays, 5.30%, due 01/02/07***	990,256
990,256	Canadian Imperial Bank of Commerce, 5.31%, due 01/29/07***	990,256
990,256	Citibank Corp., 5.31%, due 03/16/07***	990,256

5

990,256	Fortis Bank, 5.30%, due 01/24/07***	990,256
4,951,280	Rabobank Nederland, 5.25%, due 01/02/07***	4,951,280
990,256	Royal Bank of Canada, 5.31%, due 02/15/07***	990,256
990,256	Royal Bank of Scotland, 5.28%, due 01/11/07***	990,256
4,951,279	Societe Generale, 5.31%, due 01/02/07***	4,951,279
3,150,194	Svenska Handelsbanken, 5.25%, due 01/02/07***	3,150,194
990,256	UBS AG, 5.29%, due 01/02/07***	990,256
		23,945,569

	TOTAL SHORT-TERM INVESTMENTS (COST $35,828,639)	35,828,639

	TOTAL INVESTMENTS — 127.0% (Cost $152,175,744)	158,757,703

	Other Assets and Liabilities (net) — (27.0%)	(33,723,669)

	TOTAL NET ASSETS — 100.0%	$125,034,034

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
*	Non-income producing security.
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

See accompanying notes to the Schedule of Investments.

6

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments

December 31, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.3
Short-Term Investments	28.7
Other Assets and Liabilities (net)	(27.0)
100.0%

See accompanying notes to the Schedule of Investments.

1

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments
(showing percentage of total net assets)
December 31, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.6%

	Advertising — 0.3%
103,800	APAC Customer Services, Inc.*	389,250

	Aerospace & Defense — 1.3%
11,200	Alliant Techsystems, Inc.* **	875,728
12,500	Goodrich Corp.	569,375
		1,445,103

	Agriculture — 0.6%
10,100	Loews Corp. - Carolina Group	653,672

	Airlines — 0.5%
13,900	Alaska Air Group, Inc.*	549,050

	Apparel — 2.1%
24,000	Ashworth, Inc.*	174,240
14,000	Bakers Footwear Group, Inc.* **	126,560
8,100	Cutter & Buck, Inc.	87,237
28,400	Jones Apparel Group, Inc.	949,412
25,300	Lacrosse Footwear, Inc.*	335,731
71,500	Movie Star, Inc.*	112,255
37,600	RG Barry Corp.*	272,976
14,200	Tandy Brands Accessories, Inc.**	166,424
5,800	Weyco Group, Inc.	144,130
		2,368,965

	Auto Manufacturers — 0.6%
14,700	Oshkosh Truck Corp.	711,774

	Banks — 4.6%
2,200	AmericanWest Bancorp	53,284
28,400	Bancorpsouth, Inc.	761,688
3,575	BOE Financial Services of Virginia, Inc.	110,825
4,500	City National Corp.	320,400
3,660	Columbia Bancorp	96,807
10,250	Commerce Bancshares, Inc.	496,203
7,500	Cullen/Frost Bankers, Inc.	418,650
21,500	First Horizon National Corp.	898,270
3,650	Home Bancshares, Inc.*	87,746
3,800	Horizon Financial Corp.	91,428
6,200	Huntington Bancshares, Inc.	147,250
11,500	Knight Capital Group Inc. Class A*	220,455
1,657	Mercantile Bank Corp.	62,469
1,500	Mercantile Bankshares Corp.	70,185
11,112	National Mercantile Bancorp*	149,456
4,760	Northrim BanCorp, Inc.	126,616
2,700	Pacific Continental Corp.**	52,056
5,900	Pacific Mercantile Bancorp*	95,757
7,020	Shore Financial Corp.	103,124
9,900	Superior Bancorp* **	112,266
3,800	Susquehanna Bancshares, Inc.	102,144
12,500	TCF Financial Corp.	342,750
5,600	TD Banknorth Inc.	180,768
100	UnionBanCal Corp.	6,125
		5,106,722

1

	Building Materials — 0.2%
7,600	Aaon, Inc.	199,728
3,200	Comfort Systems USA Inc.	40,448
1,000	Mueller Industries	31,700
		271,876

	Chemicals — 4.0%
24,800	Aceto Corp.	214,272
16,000	Agrium, Inc.**	503,840
14,900	Ashland, Inc.	1,030,782
21,600	Celanese Corp. Class A	559,008
9,700	Eastman Chemical Co.	575,307
23,400	Ferro Corp.**	484,146
17,600	KMG Chemicals, Inc.	176,000
2,000	Newmarket Corp.	118,100
800	Pioneer Companies Inc.*	22,928
32,500	Rockwood Holdings, Inc.*	820,950
		4,505,333

	Commercial Services — 1.0%
10,600	Learning Tree International, Inc.*	94,234
36,000	MPS Group, Inc.*	510,480
44,000	RCM Technologies, Inc.*	263,560
22,700	SM&A*	131,660
78,900	TeamStaff, Inc.*	100,992
		1,100,926

	Computers — 0.6%
17,275	Astro-Med, Inc.	176,723
25,300	Dot Hill Systems Corp.*	99,429
16,200	PAR Technology Corp.*	146,124
21,100	Pomeroy IT Solutions, Inc.*	160,149
30,200	Qualstar Corp.*	102,982
		685,407

	Distribution & Wholesale — 1.0%
32,100	Bell Microproducts, Inc.*	226,305
2,300	CDW Corp.**	161,736
13,800	Huttig Building Products, Inc.*	73,002
18,400	Navarre Corp.* **	73,232
11,300	United Stationers, Inc.*	527,597
		1,061,872

	Diversified Financial Services — 4.2%
4,600	Accredited Home Lenders Holding Co.*	125,488
47,700	AmeriCredit Corp.* **	1,200,609
16,400	Edwards (A.G.) Inc.	1,037,956
23,500	Franklin Credit Management Corp.*	111,390
95,600	Friedman Billings Ramsey Group, Inc. Class A**	764,800
27,600	IndyMac Bancorp, Inc.**	1,246,416
12,200	Sanders Morris Harris Group, Inc.	155,794
		4,642,453

2

	Electric — 4.0%
25,200	Alliant Energy Corp.	951,804
3,100	Centerpoint Energy, Inc.	51,398
500	CH Energy Group Inc.	26,400
8,300	Energy East Corp.	205,840
10,900	NRG Energy, Inc.*	610,509
38,300	Pepco Holdings Inc.	996,183
20,200	Pinnacle West Capital Corp.	1,022,928
6,800	Puget Energy Inc.	172,448
4,800	SCANA Corp.	194,976
1,500	Uil Holdings Corp.	63,285
3,300	Wps Resources Corp.	178,299
		4,474,070

	Electrical Components & Equipment — 2.1%
27,700	Addvantage Media Group, Inc.	77,283
13,900	Belden CDT, Inc.	543,351
32,900	General Cable Corp.*	1,438,059
8,400	Plexus Corp.*	200,592
22,700	Trintech Group Plc, ADR**	102,377
		2,361,662

	Electronics — 4.2%
29,800	Arrow Electronics, Inc.*	940,190
1,400	AVX Corp.**	20,706
53,100	Coherent, Inc.*	1,676,367
42,000	Pemstar, Inc.*	161,700
16,300	Planar Systems, Inc.*	157,621
9,500	Rofin-Sinar Technologies, Inc.*	574,370
38,400	Tektronix, Inc.	1,120,128
		4,651,082

	Engineering & Construction — 0.5%
17,800	Dycom Industries, Inc.*	375,936
3,700	Emcor Group Inc.*	210,345
		586,281

	Entertainment — 0.0%
15,800	Image Entertainment, Inc.* **	55,142

	Food — 2.4%
129,100	Del Monte Foods Co.	1,423,973
900	Imperial Sugar Co**	21,789
57,600	Monterey Gourmet Foods, Inc.*	251,712
25,800	Smithfield Foods, Inc.*	662,028
15,100	Spartan Stores, Inc.	316,043
		2,675,545

	Forest Products & Paper — 4.5%
53,300	Bowater, Inc.**	1,199,250
25,500	Louisiana-Pacific Corp.	549,015
15,900	MeadWestvaco Corp.	477,954
69,600	Sappi, Ltd., Sponsored ADR	1,167,192
38,700	Smurfit-Stone Container Corp.*	408,672
80,400	Wausau Paper Corp.	1,205,196
		5,007,279

3

	Gas — 1.4%
6,100	AGL Resources, Inc.	237,351
3,700	Atmos Energy Corp.	118,067
1,500	Energen Corp.	70,410
13,600	Nicor, Inc.	636,480
13,900	NiSource, Inc.**	334,990
3,600	WGL Holdings, Inc.	117,288
		1,514,586

	Hand & Machine Tools — 2.9%
32,050	Kennametal, Inc.	1,886,143
23,200	Lincoln Electric Holdings, Inc.	1,401,744
		3,287,887

	Health Care-Products — 1.5%
13,700	Cantel Medical Corp.*	221,803
16,806	Cardiac Science Corp.*	135,624
5,500	EDAP TMS SA, ADR*	32,230
16,600	Encorium Group, Inc.	88,146
22,400	Insight Enterprises, Inc.	422,688
10,500	Medical Action Industries, Inc.*	338,520
53,100	Microtek Medical Holdings, Inc.*	244,260
81,300	North American Scientific, Inc.*	88,617
7,600	SeraCare Life Sciences, Inc.*	49,172
		1,621,060

	Health Care-Services — 1.2%
4,500	American Dental Partners, Inc.	85,005
18,400	Five Star Quality Care, Inc.* **	205,160
7,500	Health Net, Inc.*	364,950
43,500	Hooper Holmes Inc.	143,985
71,800	Metropolitan Health Networks, Inc.*	226,170
11,200	National Dentex Corp.*	196,000
4,000	Rehabcare Group, Inc.	59,400
6,500	U.S. Physical Therapy, Inc.	79,625
		1,360,295

	Home Builders — 0.3%
6,700	KB Home	343,576

	Home Furnishings — 0.8%
37,100	Emerson Radio*	116,865
8,400	MITY Enterprises, Inc.*	150,360
6,500	Universal Electronics, Inc.*	136,630
6,000	Whirlpool Corp.	498,120
		901,975

	Household Products & Wares — 1.5%
14,500	Acme United Corp.	208,945
67,350	Fossil, Inc.*	1,520,763
		1,729,708

	Housewares — 1.1%
41,100	Newell Rubbermaid, Inc.	1,189,845

4

	Insurance — 8.7%
13,400	AmCOMP, Inc.*	147,266
28,800	American Financial Group, Inc.	1,034,208
8,800	American Safety Insurance Holdings, Ltd.*	163,240
8,200	Amerisafe, Inc.	126,772
9,300	Assurant, Inc.**	513,825
495	Cincinnati Financial Corp.	22,428
500	CNA Financial Corp.*	20,160
19,300	CRM Holdings, Ltd.*	173,507
1,100	First American Corp.	44,748
20,150	Hanover Insurance Group (The), Inc.	983,320
15,700	KMG America Corp.*	150,563
14,000	Landamerica Financial Group**	883,540
10,500	Meadowbrook Insurance Group, Inc.*	103,845
11,700	MGIC Investment Corp.**	731,718
12,400	National Atlantic Holdings Corp. Class A*	144,584
12,100	Nationwide Financial Services Class A	655,820
4,100	Ohio Casualty Corp.	122,221
38,400	Old Republic International Corp.	893,952
14,400	PMI Group (The), Inc.**	679,248
17,400	Procentury Corp.	321,900
24,700	Radian Group, Inc.	1,331,577
1,500	Safeco Corp.	93,825
9,000	SeaBright Insurance Holdings, Inc.*	162,090
19,000	Specialty Underwriters’ Alliance, Inc.*	159,600
1,100	Stewart Info Services	47,696
		9,711,653

	Internet — 0.3%
12,500	answerthink, Inc.*	38,500
33,700	SupportSoft, Inc.*	184,676
53,700	Telecommunication Systems, Inc.* **	166,470
		389,646

	Iron & Steel — 4.0%
6,650	Carpenter Technology Corp.	681,758
13,900	Chaparral Steel Co**	615,353
51,600	Gibraltar Industries, Inc.	1,213,116
19,300	Material Sciences Corp.*	249,742
2,300	Olympic Steel Inc.	51,129
33,300	Reliance Steel & Aluminum Co.	1,311,354
4,300	United States Steel Corp.	314,502
		4,436,954

	Leisure Time — 0.2%
10,800	Escalade, Inc.	115,560
2,700	Sabre Holdings Corp.	86,103
		201,663

	Machinery - Construction & Mining — 0.6%
10,000	Terex Corp.*	645,800

	Machinery - Diversified — 2.7%
29,300	AGCO Corp.*	906,542
4,900	Cummins, Inc.	579,082
8,500	Komag Inc.* **	321,980
36,250	Sauer-Danfoss, Inc.	1,169,063
		2,976,667

5

	Metal Fabricate & Hardware — 1.7%
20,300	Commercial Metals Co.	523,740
15,900	Hawk Corp. Class A*	190,323
4,000	Insteel Industries	71,160
15,300	NN, Inc.	190,179
4,900	Northwest Pipe Co.*	164,738
7,400	Sun Hydraulics Corp.	151,774
21,400	Timken Co.	624,452
		1,916,366

	Mining — 1.1%
27,500	Century Aluminum Co.*	1,227,875

	Miscellaneous - Manufacturing — 2.1%
31,800	Cycle Country Accessories Corp.*	57,876
15,400	Flanders Corp.*	152,460
1,500	Freightcar America Inc.**	83,175
79,400	Griffon Corp.*	2,024,700
		2,318,211

	Office Furnishings — 0.2%
11,400	CompX International, Inc.	229,824

	Oil & Gas — 3.7%
29,700	Denbury Resources, Inc.*	825,363
200	Harvest Natural Resources, Inc.*	2,126
28,300	Noble Energy, Inc.	1,388,681
16,550	Range Resources Corp.	454,463
3,800	Seacor Holdings Inc.* **	376,732
31,800	Southwestern Energy Co.* **	1,114,590
		4,161,955

	Oil & Gas Services — 1.2%
62,300	Acergy SA, Sponsored ADR*	1,199,898
3,700	Lone Star Technologies Inc.*	179,117
		1,379,015

	Packaging & Containers — 1.1%
23,400	Packaging Corp. of America	517,140
19,200	Sonoco Products Co.	730,752
		1,247,892

	Pharmaceuticals — 0.2%
17,600	Healthtronics, Inc.	117,216
2,400	King Pharmaceuticals, Inc.* **	38,208
4,600	Matrixx Initiatives, Inc.*	73,278
		228,702

	Pipelines — 1.2%
17,000	National Fuel Gas Co.	655,180
14,800	Oneok, Inc.	638,176
		1,293,356

6

	REITS — 8.6%
4,600	AMB Property Corp. REIT	269,606
34,200	American Home Mortgage Investment Corp. REIT**	1,201,104
114,900	Anthracite Capital, Inc. REIT**	1,462,677
4,700	Apartment Investment & Management Co. REIT Class A**	263,294
3,200	Bre Properties Inc. REIT	208,064
2,900	Camden Property Trust REIT	214,165
5,000	CapitalSource, Inc. REIT**	136,550
3,900	Diamondrock Hospitality Co. REIT	70,239
6,900	Duke Realty Corp. REIT**	282,210
1,100	Essex Property Trust, Inc. REIT	142,175
2,300	Federal Realty Investment Trust REIT	195,500
12,700	Feldman Mall Properties, Inc. REIT	158,750
15,800	Fieldstone Investment Corp. REIT	69,204
800	Health Care Property Investors, Inc. REIT**	29,456
2,000	Home Properties Inc. REIT	118,540
4,400	Hospitality Properties Trust REIT	209,132
13,300	HRPT Properties Trust REIT	164,255
15,400	Impac Mortgage Holdings, Inc. REIT**	135,520
1,600	Istar Financial Inc. REIT	76,512
1,400	Kilroy Realty Corp. REIT	109,200
7,200	Kkr Financial Corp. REIT	192,888
3,500	Lasalle Hotel Properties REIT	160,475
4,700	Liberty Property Trust REIT**	230,958
5,900	Longview Fibre Co. REIT	129,505
3,800	Mack-Cali Realty Corp. REIT**	193,800
4,600	New Century Financial Corp. REIT**	145,314
6,900	New Plan Excel Realty Trust REIT**	189,612
4,700	Novastar Financial, Inc. REIT**	125,255
3,600	Post Properties, Inc. REIT	164,520
3,200	Potlatch Corp. REIT	140,224
36,000	RAIT Financial Trust**	1,241,280
4,600	Rayonier, Inc. REIT	188,830
4,600	Reckson Associates Realty Corp. REIT	209,760
2,600	Redwood Trust, Inc. REIT**	151,008
3,700	Regency Centers Corp. REIT	289,229
100	SL Green Realty Corp. REIT	13,278
2,400	Taubman Centers, Inc. REIT	122,064
8,600	Thornburg Mortgage, Inc. REIT**	216,118
		9,620,271

	Retail — 6.7%
900	AnnTaylor Stores Corp.*	29,556
35,500	Autonation, Inc.*	756,860
36,400	Big Lots, Inc.*	834,288
2,800	BJ’s Wholesale Club, Inc.*	87,108
29,700	Bombay Co. (The), Inc.*	38,016
79,500	Casey’s General Stores, Inc.	1,872,225
8,400	Claire’s Stores, Inc.	278,376
24,400	Dillard’s, Inc. Class A**	853,268
12,300	Factory Card & Party Outlet Corp.*	98,400
2,600	Family Dollar Stores, Inc.	76,258
10,600	Finlay Enterprises, Inc.*	84,694
27,800	Foot Locker, Inc.	609,654
10,600	Gander Mountain Co.* **	95,506
25,400	Payless Shoesource, Inc.*	833,628
26,900	PC Mall, Inc.*	283,526
3,800	Saks, Inc.	67,716
9,600	Sharper Image Corp.* **	88,800
20,700	Shoe Pavilion, Inc.*	152,145
3,300	Sonic Automotive, Inc.	95,832
17,100	Trans World Entertainment*	112,518

7

7,600	United Retail Group, Inc.	106,552
		7,454,926

	Savings & Loans — 0.5%
8,300	Downey Financial Corp.**	602,414

	Semiconductors — 0.5%
13,200	Nanometrics, Inc.* **	104,412
8,300	Omnivision Technologies, Inc.* **	113,295
34,500	Richardson Electronics, Ltd.	314,295
		532,002

	Software — 1.0%
36,200	Bsquare Corp.*	102,808
27,000	DocuCorp International, Inc.*	274,860
12,300	JDA Software Group, Inc.*	169,371
26,700	Netmanage, Inc.*	141,243
17,600	Phoenix Technologies, Ltd.*	79,200
25,100	Plato Learning, Inc.*	135,791
22,500	QAD, Inc.	188,775
		1,092,048

	Telecommunications — 1.6%
88,650	Avaya, Inc.*	1,239,327
11,400	Eschelon Telecom, Inc.*	225,834
11,400	Rrsat Global Communications	147,972
21,700	Tellabs, Inc.*	222,642
		1,835,775

	Textiles — 0.0%
13,300	Quaker Fabric Corp.*	15,694

	Toys, Games & Hobbies — 0.1%
11,600	Lenox Group, Inc.*	74,240

	Transportation — 2.2%
1,000	Amerco*	87,010
3,900	Arkansas Best Corp.	140,400
8,300	Con-way, Inc.	365,532
31,400	Laidlaw International	955,502
1,700	Overseas Shipholding Group	95,710
15,500	Ryder System, Inc.	791,430
700	Ual Corp.	30,800
		2,466,384

	TOTAL COMMON STOCKS (COST $104,617,694)	111,311,729

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 15.4%

	Repurchase Agreements — 5.1%

2,853,051	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 12/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00-5.63%, with maturities from 01/26/07-11/23/35, valued at $2,937,402. Repurchase proceeds are $2,854,732.), 5.30%, due 01/02/07***	2,853,051

8

2,853,051	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 12/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-0.00%, with maturities from 01/16/07-08/17/07, valued at $2,910,149. Repurchase proceeds are $2,854,732.), 5.30%, due 01/02/07***	2,853,051
		5,706,102

	Certificates of Deposit — 10.3%
475,508	Banco Bilbao Vizcaya Argentaria, 5.31%, due 01/03/07***	475,508
475,508	Bank of America Corp., 5.32%, due 02/16/07***	475,508
475,508	Bank of Nova Scotia, 5.30%, due 02/27/07***	475,508
475,508	Bank of the West, 5.29%, due 01/17/07***	475,508
475,508	Barclays, 5.30%, due 01/02/07***	475,508
475,508	Canadian Imperial Bank of Commerce, 5.31%, due 01/29/07***	475,508
475,508	Citibank Corp., 5.31%, due 03/16/07***	475,508
475,508	Fortis Bank, 5.30%, due 01/24/07***	475,508
2,377,546	Rabobank Nederland, 5.25%, due 01/02/07***	2,377,546
475,508	Royal Bank of Canada, 5.31%, due 02/15/07***	475,508
475,508	Royal Bank of Scotland, 5.28%, due 01/11/07***	475,508
2,377,542	Societe Generale, 5.31%, due 01/02/07***	2,377,542
1,512,684	Svenska Handelsbanken, 5.25%, due 01/02/07***	1,512,684
475,508	UBS AG, 5.29%, due 01/02/07***	475,508
		11,498,360

	TOTAL SHORT-TERM INVESTMENTS (COST $17,204,462)	17,204,462

	TOTAL INVESTMENTS — 115.0% (Cost $121,822,156)	128,516,191

	Other Assets and Liabilities (net) — (15.0%)	(16,731,078)

	TOTAL NET ASSETS — 100.0%	$111,785,113

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
*	Non-income producing security.
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

See accompanying notes to the Schedule of Investments.

9

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments

December 31, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	99.6
Short-Term Investments	15.4
Other Assets and Liabilities (net)	(15.0)
100.0%

See accompanying notes to the Schedule of Investments.

1

MGI Non-US Core Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.0%

	Argentina — 0.1%
8,989	Banco Macro ADR	280,547

	Australia — 1.6%
19,216	Austria & New Zealand Banking Group Ltd.	427,270
43,420	BHP Billiton, Ltd.	865,858
9,444	Commonwealth Bank of Australia	368,317
25,053	Foster’s Group, Ltd.	136,648
57,628	Investa Property Group	114,010
17,933	Macquarie Bank, Ltd.	1,115,659
43,586	Mirvac Group	192,042
114,912	QBE Insurance Group, Ltd.	2,613,049
5,811	Rio Tinto, Ltd.	340,311
9,512	Santos, Ltd.	73,999
123,705	Telstra Corp., Ltd.	403,668
7,470	Woodside Petroleum, Ltd.	224,386
21,178	Woolworths, Ltd.	398,951
18,875	Zinifex, Ltd.	279,544
	Total Australia	7,553,712

	Austria — 0.1%
1,644	Boehler-Uddeholm AG	115,113
325	Flughafen Wien AG	31,885
128	Mayr Melnhof Karton AG	23,968
4,078	OMV AG	231,177
4,145	Voestalpine AG	233,772
	Total Austria	635,915

	Bahrain — 0.0%
7,279	Investcorp Bank BSC, GDR, 144A	172,512
797	Investcorp Bank BSC, GDR, 144A	21,121
	Total Bahrain	193,633

	Belgium — 0.8%
363	Colruyt SA	77,449
2,604	Delhaize Group	216,842
10,760	Dexia	294,415
68,571	Fortis	2,922,412
3,090	UCB SA**	211,677
	Total Belgium	3,722,795

	Bermuda — 0.7%
26,066	Aquarius Platinum, Ltd.	565,757
6,700	Credicorp, Ltd.	274,298
146,000	Esprit Holdings, Ltd.	1,630,409
278,000	Li & Fung, Ltd.	865,036
214,800	Pacific Basin Shipping, Ltd.	135,333
12,000	Yue Yuen Industrial Holdings	38,111
	Total Bermuda	3,508,944

	Brazil — 2.7%
12,100	Brasil Telecom Participacoes SA ADR	516,549
26,200	Cia de Bebidas das Americas ADR	1,278,560
29,100	Cia De Concessoes Ro	393,225
105,800	Cia Vale Do Rio Doce ADR**	3,146,492

1

30,900	Petroleo Brasileiro ADR	3,182,391
33,400	Petroleo Brasileiro S.A. ADR	3,122,232
22,500	Souza Cruz SA	400,995
25,047	Tele Norte Leste Participacoes SA Preferred, ADR**	373,701
13,200	Ultrapar Particpac ADR	303,600
	Total Brazil	12,717,745

	Canada — 0.6%
4,200	Alcan, Inc.	204,929
7,900	BCE, Inc.	213,165
8,500	Canadian Imperial Bank of Commerce	718,012
10,800	Canadian Natural Resources	576,798
7,000	Encana Corp.	322,781
1,600	Magna International, Inc. Class A	129,064
4,500	National Bank of Canada	254,602
10,300	Petro-Canada	422,639
1,500	Research In Motion, Ltd.	192,060
	Total Canada	3,034,050

	China — 1.4%
2,539,000	China Construction Bank Class H, 144A	1,616,002
1,075,500	China Shenhua Energy Co., Ltd.	2,588,751
1,232,000	Industrial and Commercial Bank of China Asia, Ltd. Class H	765,124
1,244,000	Petrochina Co., Ltd.	1,762,690
	Total China	6,732,567

	Egypt — 0.3%
6,505	Eastern Tobacco	353,084
5,922	Orascom Construction GDR	570,289
8,200	Orascom Telecom Holdings GDR	539,150
	Total Egypt	1,462,523

	Finland — 0.6%
14,131	Fortum OYJ	401,746
3,900	Kesko OYJ	205,812
4,800	Metso OYJ	242,041
2,600	Neste Oil OYJ	78,958
21,465	Nokia OYJ	438,159
9,635	Outokumpu OYJ	376,836
7,922	Rautaruukki OYJ	314,957
14,773	Sampo OYJ Class A	395,063
9,100	YIT OYJ	251,394
	Total Finland	2,704,966

	France — 11.0%
33,200	Air France-KLM	1,396,118
1,837	Alstom*	248,776
82,214	BNP Paribas	8,960,210
47,353	Cap Gemini SA	2,969,119
4,729	Carrefour A.S.	286,477
5,081	Cie de Saint-Gobain	426,459
20,469	Compagnie Generale des Etablissements Michelin	1,956,880
79,827	Credit Agricole SA	3,353,707
12,262	Essilor International	1,316,988
3,487	Groupe Danone	527,866
4,538	Lafarge SA	674,401
4,747	L’Oreal**	475,106
12,049	Peugeot SA	797,598
48,275	Renault SA	5,792,862
37,071	Sanofi-Aventis*	3,419,413
3,203	Schneider Electric SA	355,208

2

25,054	Societe Generale	4,248,617
71,322	Societe Television Francaise 1	2,643,711
15,139	Suez SA	783,150
112,903	Total SA	8,136,267
1,858	Vallourec	539,746
23,838	Vinci SA**	3,042,809
	Total France	52,351,488

	Germany — 6.6%
1,900	Adidas AG	94,530
1,135	Allianz AG	231,624
9,198	Altana AG	570,060
32,500	BASF AG	3,164,925
44,007	Bayer AG	2,359,493
11,632	Bayerische Motoren Werke AG	667,380
16,063	Commerzbank AG	611,086
16,500	Continental AG	1,916,856
7,855	DaimlerChrysler AG	484,754
11,473	Deutsche Bank AG	1,533,160
64,774	Deutsche Lufthansa	1,780,887
9,523	Deutsche Post AG	286,813
27,306	E.ON AG	3,702,606
2,317	Hochtief AG	168,653
7,062	Landesbank Berlin Holding AG	74,498
8,665	Man AG	782,231
11,247	Merck Kgaa	1,164,815
3,919	Metro AG	249,656
36,718	Muenchener Rueckver AG	6,314,700
744	Puma AG	290,075
19,330	RWE AG	2,128,374
3,139	Salzgitter AG	409,992
8,700	Suedzucker AG	210,286
29,123	Thyssenkrupp AG	1,370,605
13,812	TUI AG**	275,748
5,604	Volkswagen AG**	634,703
	Total Germany	31,478,510

	Greece — 0.0%
3,215	OPAP SA	124,131

	Hong Kong — 1.4%
18,200	Bank of East Asia, Ltd.	103,084
179,500	China Mobile, Ltd.	1,550,985
848,700	China Netcom Group Corp Hong Kong, Ltd.	2,275,277
32,500	CLP Holdings, Ltd.	240,284
5,000	CNOOC, Ltd. ADR**	473,150
18,000	Hang Lung Group, Ltd.	54,737
37,500	Hong Kong Exchanges and Clearing, Ltd.	412,260
34,000	Hongkong Electric Holdings	166,563
557,995	Sino Land Co.	1,302,927
	Total Hong Kong	6,579,267

	Hungary — 0.5%
1,630	Gedeon Richter Rt	371,407
13,651	MOL Hungarian Oil and Gas NyRt	1,546,647
4,500	MOL Hungarian Oil and Gas NyRt GDR	510,750
	Total Hungary	2,428,804

	India — 0.3%
28,200	Satyam Computer Services Ltd., ADR**	677,082
13,000	State Bank of India, Ltd., GDR	967,200
	Total India	1,644,282

3

	Indonesia — 0.3%
1,531,100	Bank Mandiri	493,711
8,400	PT Telekomunikasi Indonesia ADR	383,040
441,500	United Tractors Tbk PT	321,546
	Total Indonesia	1,198,297

	Ireland — 1.7%
192,467	Anglo Irish Bank Corp. Plc	3,987,145
51,678	C&C Group Plc	919,960
50,764	CRH Plc	2,113,964
9,649	CRH Plc	401,304
3,596	DCC Plc	122,103
28,486	Depfa Bank Plc	508,980
	Total Ireland	8,053,456

	Israel — 0.2%
144,774	Bank Hapoalim, Ltd.	681,633
51,300	Israel Chemicals, Ltd.	320,747
	Total Israel	1,002,380

	Italy — 3.6%
34,635	Banca Monte Dei Paschi Siena Spa	223,904
15,448	Banco Popolare Di Verona E N**	443,058
24,900	Buzzi Unicem Spa	706,924
66,561	Enel Spa	685,928
264,771	ENI Spa	8,896,094
24,478	Fiat Spa*	467,384
21,655	Fondiaria-Sai Spa	1,034,846
10,100	Fondiaria-Sai Spa	357,731
20,700	Italcementi Spa	583,317
384,011	UniCredito Italiano Spa*	3,362,337
68,060	UniCredito Italiano Spa*	596,820
	Total Italy	17,358,343

	Japan — 20.1%
1,850	Acom Co., Ltd.	62,104
11,200	Astellas Pharma, Inc.	508,514
90,800	Canon, Inc.	5,105,619
22	Central Japan Railway, Co.	227,099
17,600	Chubu Electric Power Co., Inc.	525,836
7,900	Daiei, Inc.* **	105,815
57,300	Daiichi Sanyko Co., Ltd.	1,788,897
28,000	Daikyo, Inc.*	143,343
104,000	Daiwa House Industry Co., Ltd.	1,806,722
37,000	Daiwa Securities Group, Inc.	414,544
46,000	Denso Corp.	1,822,164
31	East Japan Railway, Co.	206,831
4,600	Eisai Co., Ltd.	252,478
3,000	Elpida Memory, Inc.	164,659
34,000	Fuji Heavy Industries, Ltd.	174,344
4,700	FUJIFILM Holdings Corp.	192,883
14,000	Fujikura, Ltd.	123,016
70,000	Haseko Corp.*	250,262
104,900	Honda Motor Co., Ltd.	4,137,720
70,500	Hoya Corp.	2,745,332
56,000	Ishikawajima-Harima Heavy Industries Co., Ltd.	189,400
50,000	Isuzu Motors, Ltd.	234,568
90,000	Itochu Corp.	737,946
7,000	Japan Steel Works, Ltd./The	54,635

4

731	Japan Tobacco, Inc.	3,527,548
88,700	JFE Holdings, Inc.	4,563,224
21,300	Kansai Electric Power	573,816
6,000	Kao Corp.	161,638
19,000	Kawasaki Kisen Kaisha, Ltd.	148,454
31,000	Komatsu Ltd.	628,299
5,800	Konami Corp.	175,234
10,500	Konica Minolta Holdings, Inc.	148,042
17,000	Kubota Corp.	157,224
3,500	Kyocera Corp.	329,571
7,600	Kyushu Electric Power	200,277
25,100	LEOPALACE21 Corp.	800,470
79,000	Marubeni Corp.	400,453
31,000	Mazda Motor Corp.	211,514
57,400	Mitsubishi Co.	1,079,065
20,000	Mitsubishi Estate Co., Ltd.	516,974
93,000	Mitsubishi Heavy Industries, Ltd.	422,248
13,000	Mitsubishi Materials Corp.	48,768
30,000	Mitsubishi Rayon Co., Ltd.	201,418
336	Mitsubishi UFJ Financial Group, Inc.	4,145,189
262,000	Mitsui & Co., Ltd.	3,913,894
118,000	Mitsui Chemicals, Inc.	907,121
9,000	Mitsui Fudosan Co., Ltd.	219,420
246,000	Mitsui O.S.K. Lines, Ltd.	2,423,767
51,000	Mitsui Trust Holding, Inc.	584,667
109	Mizuho Financial Group Inc.	777,559
2,100	Murata Manufacturing Co., Ltd.	141,874
117,000	NGK Insulators, Ltd.	1,804,759
2,000	NGK Spark Plug Co., Ltd.	37,598
15,000	Nikon Corp.	328,564
3,100	Nintendo Co., Ltd.	803,911
396	Nippon Telegraph & Telephone Corp.**	1,947,514
26,000	Nippon Yusen KK	189,837
107,900	Nissan Motor Company, Ltd.	1,297,643
3,500	Nisshin Seifun Group, Inc.	36,071
56,600	Nitto Denko Corp.	2,831,069
165,000	Nomura Holdings, Inc.	3,108,766
339	NTT DoCoMo, Inc.	534,866
1,700	Ono Pharmaceutical Co., Ltd.	89,598
26,170	Orix Corp.	7,566,250
95,000	Osaka Gas Co., Ltd.	353,195
200	Resona Holdings, Inc.**	545,508
36,000	Ricoh Company, Ltd.	734,170
3,400	Seven & I Holdings Co., Ltd.	105,577
130,000	Sharp Corp.	2,236,583
1,400	Shinko Electric Industries	36,541
7,600	Sony Corp.	325,291
2,000	Sumco Corp.	168,856
32,000	Sumitomo Corp.	478,301
79,000	Sumitomo Heavy Industries	828,752
13,000	Sumitomo Light Metal Industries	26,948
32,000	Sumitomo Metal Mining Co., Ltd.	410,088
615	Sumitomo Mitsui Financial Group	6,296,840
15,000	Sumitomo Realty & Development Co., Ltd.	480,886
21,000	Sumitomo Trust & Banking Co.	219,949
4,000	Taisho Pharmaceutical Co., Ltd.	72,678
28,700	Takeda Pharmaceutical Co., Ltd.	1,967,849
8,300	Tohoku Electric Power	207,230
9,000	Tokyo Electric Power Company	290,798
7,800	Tokyo Electron, Ltd.	614,024
59,000	Tokyo Gas Co., Ltd.	313,432

5

10,000	TonenGeneral Sekiyu KK**	98,947
26,000	Toray Industries, Inc.	194,637
45,000	Toshiba Corp.	292,686
125,200	Toyota Motor Corp.	8,363,829
6,000	Yaskawa Electric Corp.	69,338
	Total Japan	95,691,838

	Kazakhstan — 0.1%
13,400	KazMunaiGas Exploration Production, GDR	327,764
5,400	Razvedka Dobycha KazMunaiGas Exploration, Sponsored GDR, 144A*	132,084
	Total Kazakhstan	459,848

	Luxembourg — 0.1%
17,200	Oriflame Cosmetics SA, SDR	708,812

	Mexico — 1.7%
100,200	America Movil SA de CV Class L, ADR**	4,531,044
23,930	Cemex SAB de CV ADR**	809,552
5,300	Desarrolladora Homex S.A. ADR	313,071
69,900	Grupo Mexico SAB de CV	255,663
74,100	Grupo Televisa SA ADR	2,001,441
84,300	Kimberly-Clark de Mexico SAB de CV	388,530
	Total Mexico	8,299,301

	Morocco — 0.0%
900	Maroc Telecom	13,793

	Netherlands — 4.7%
49,907	Abn Amro Holding NV	1,602,470
37,263	Aegon NV	709,536
7,313	Akzo Nobel*	445,616
6,650	Burhmann NV*	98,739
832	Corio NV	67,912
3,870	Euronext NV	456,734
73,730	European Aeronautic Defence and Space Co. NV**	2,537,548
42,956	Hagemeyer NV* **	217,513
2,216	Heineken Holding NV*	90,002
16,651	Heineken NV*	791,105
186,045	ING Groep NV*	8,240,576
49,637	Koninklijke Ahold NV*	527,558
3,129	Koninklijke DSM NV	154,438
86,153	Mittal Steel Co. NV	3,633,109
34,923	Reed Elsevier NV*	594,982
17,368	Royal Dutch Shell Plc Class A	606,753
33,835	Royal Dutch Shell Plc Class A	1,192,153
19,628	Royal KPN NV	278,754
7,451	TNT NV	320,107
724	Wereldhave NV	96,329
	Total Netherlands	22,661,934

	Norway — 0.1%
11,800	Statoil Asa	313,177

	Philippines — 0.1%
10,700	Philippine Long Distance Telephone Co., ADR**	547,091

	Russia — 0.9%
11,798	Evraz Group SA GDR	303,091
11,570	LUKOIL ADR**	1,003,119
8,100	LUKOIL ADR	707,940

6

8,400	MMC Norilsk Nickel, ADR	1,344,000
15,200	Mobile Telesystems ADR	762,888
	Total Russia	4,121,038

	Singapore — 0.2%
71,000	Capitaland, Ltd.	286,906
50,000	DBS Group Holdings, Ltd.	736,492
20,000	MobileOne, Ltd.	28,026
11,000	United Overseas Bank, Ltd.	139,086
	Total Singapore	1,190,510

	South Africa — 0.7%
121,294	Edgars Consolidated Stores	671,089
9,263	Exxaro Resources, Ltd	73,571
16,900	Imperial Holdings, Ltd.	393,069
30,160	Kumba Iron Ore, Ltd.	475,878
52,700	Murray & Roberts Holdings	299,723
57,700	Salam, Ltd.	149,759
36,800	Standard Bank Group, Ltd.	493,224
154,183	Steinhoff International Holdings, Ltd.	543,410
68,428	Truworths International, Ltd.	310,950
	Total South Africa	3,410,673

	South Korea — 2.6%
1,622	Hite Brewery Co., Ltd.	208,418
16,710	Hyundai Mobis	1,543,429
4,969	Hyundai Motor Co.	360,119
16,459	Hyundai Motor Co., Ltd. GDR*	336,257
21,850	Kangwon Land, Inc.	474,591
6,200	Kookmin Bank	499,333
22,400	Kookmin Bank ADR**	1,806,336
10,700	KT Corp., ADR**	271,245
16,666	LG Electronics, Inc. GDR, 144A	290,312
21,917	Lotte Shopping Co., GDR, 144A**	454,837
3,000	POSCO	996,774
20,100	POSCO ADR**	1,661,667
3,950	Samsung Electronics GDR, 144A	1,301,801
2,740	Samsung Electronics GDR, 144A	901,460
2,100	Shinhan Financial Group ADR**	217,014
13,250	Shinhan Financial Group Co., Ltd.	676,747
4,560	SK Corp.	357,935
	Total South Korea	12,358,275

	Spain — 1.6%
3,551	ACS Actividades Cons Y Serv	199,991
17,796	Banco Bilbao Bizcaya Argenta	426,625
134,858	Banco Bilbao Vizcaya Argenta	3,243,628
837	Fomento De Construc Y Contra	85,206
16,066	Iberdrola SA	701,661
61,225	Repsol VPF SA	2,115,240
32,315	Telefonica SA	686,908
	Total Spain	7,459,259

	Sweden — 0.7%
9,200	Atlas Copco AB	309,221
15,200	Boliden AB	390,940
17,700	Electrolux AB Series B	354,362
29,000	Nordea Bank AB	447,099
22,400	Sandvik AB	325,705
2,900	Scania AB Class B	203,843
15,600	Skandinaviska Enskilda Banken AB	495,835

7

5,700	Svenska Cellulosa AB	297,786
6,800	Tele2 AB	99,372
4,500	Volvo AB Class B	310,061
	Total Sweden	3,234,224

	Switzerland — 10.3%
297,577	ABB, Ltd.	5,326,499
5,900	Alcon, Inc.	659,443
1,023	Compagnie Financiere Richemont AG	59,501
145,847	Credit Suisse Group	10,185,514
11,337	Nestle SA	4,021,398
4,866	Nobel Biocare Holding AG	1,436,042
56,657	Novartis AG	3,260,551
27,795	Roche Holding AG	4,975,184
185	Roche Holding AG-Bearer	37,509
214	Serono SA Class B	191,788
29,825	Swiss Reinsurance	2,531,228
122,503	UBS AG**	7,431,267
143,705	Xstrata Plc	7,171,932
6,425	Zurich Financial Services	1,726,387
	Total Switzerland	49,014,243

	Taiwan — 2.3%
96,000	Advantech Co., Ltd.	344,698
1,211,000	AU Optronics Corp.	1,683,545
843,000	Chinatrust Financial Holding	704,979
3,946	Chunghwa Telecom Co., Ltd., ADR	77,855
58,899	Fubon Financial Holding GDR	530,091
51,160	HON HAI Precision Industry Co., Ltd. GDR	690,660
118,612	Quanta Computer, Inc. GDR	1,075,645
742,000	Siliconware Precision Industries Co.	1,165,886
212,350	Taiwan Semiconductor ADR**	2,320,986
93,000	Taiwan Semiconductor Manufacturing Co. Ltd.	192,650
3,224,000	United Microelectronics Corp.	2,003,560
	Total Taiwan	10,790,555

	Thailand — 0.1%
123,900	Kasikornbank Plc	214,212
203,100	Thai Union Frozen Products Plc	153,098
	Total Thailand	367,310

	Turkey — 0.3%
27,198	Enka Insaat Ve Sanayi A.S.	289,933
73,958	Turkcell Iletisim Hizmet AS ADR	989,558
	Total Turkey	1,279,491

	United Kingdom — 13.9%
4,305	Alliance & Leicester Plc	95,883
27,931	Alliance Boots Plc	457,821
29,846	Anglo American Plc	1,455,070
68,614	Astrazeneca Plc	3,684,860
210,401	Aviva Plc	3,384,884
198,400	BAE Systems Plc	1,653,181
243,846	Barclays Plc	3,483,875
16,981	Barratt Developments Plc	410,444
22,831	BBA Aviation Plc	122,210
55,739	BG Group Plc	755,991
64,000	BP Plc	710,837
72,285	British American Tobacco Plc	2,021,643
267,152	BT Group Plc	1,576,412
38,625	Cadbury Schweppes Plc	413,126

8

126,474	Centrica Plc	877,489
46,682	Cobham Plc	177,017
33,306	Compass Group Plc	189,036
92,375	DSG International Plc	346,216
4,147	Fiberweb Plc	16,882
35,905	George Wimpey Plc	392,466
132,516	Glaxosmithkline Plc	3,485,714
12,239	Hanson Plc	184,562
161,716	HBOS Plc	3,582,808
18,867	Home Retail Group	151,395
7,491	IMI Plc	74,331
52,631	Imperial Chemical Inds Plc	465,591
22,477	Imperial Tobacco Group Plc	884,216
48,464	Kingfisher Plc	226,220
39,717	Ladbrokes Plc	325,115
366,108	Man Group Plc	3,745,652
183,880	Marks & Spencer Group Plc	2,580,345
51,917	National Grid Plc	748,861
18,125	Next Plc	638,520
86,570	Old Mutual Plc	295,233
11,139	Reckitt Benckiser Plc	508,828
98,937	Rio Tinto Plc	5,262,987
24,722	Rolls-Royce Group Plc*	216,642
171,921	Royal Bank of Scotland Group	6,705,950
26,799	Royal Dutch Shell Plc Class B	938,849
233,339	Sainsbury (J) Plc	1,868,961
14,221	Scottish & Southern Energy Plc	432,519
16,381	Scottish Power Plc	239,809
9,493	Smiths News Plc	25,221
74,796	Standard Chartered Plc	2,184,094
28,410	Tate & Lyle Plc	427,306
51,833	Taylor Woodrow Plc	432,409
165,731	Tesco Plc	1,312,038
4,088	The Berkeley Group Holdings Unit	136,894
28,376	Tomkins Plc	136,480
14,614	United Utilities Plc	223,094
1,854,652	Vodafone Group Plc	5,136,213
9,493	WH Smith Plc*	69,672
95,323	WM Morrison Supermarkets Plc	474,799
	Total United Kingdom	66,346,671

	TOTAL COMMON STOCKS (COST $412,392,033)	453,034,398

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.9%

	Brazil — 0.6%
10,960,400	Aes Tiete SA	319,828
8,160	Bradespar SA	386,023
42,934	Cia Vale Do Rio Doce	1,087,929
24,800	Iochpe Maxion SA	210,829
175,200	Klabin SA	439,026
16,600	Telemar Norte Leste SA	377,873
	Total Brazil	2,821,508

	Germany — 0.2%
851	Fresenius AG	182,701

9

1,564	Henkel Kgaa-Vorzug	229,913
5,531	Volkswagen AG	412,445
	Total Germany	825,059

	Italy — 0.0%
30,909	Unipol	100,061

	South Korea — 0.1%
1,300	Samsung Electronics Co., Ltd.	670,968

	TOTAL PREFERRED STOCKS (COST $3,813,121)	4,417,596

Shares	Description	Value ($)

	WARRANTS — 1.0%

	Luxembourg — 0.9%
46,313	Infosys Technologies, Ltd. Warrants, Expires 8/21/2009, 144A	2,339,270
321,877	Novatek Microelectronics Corp., Ltd. Warrants, Expires 11/02/2016, 144A	1,456,815
610,837	United Microelectronics Corp. Warrants, Expires 3/22/2007	379,330
	Total Luxembourg	4,175,415

	Taiwan — 0.1%
66,000	Foxconn Technology Co., Ltd. Warrants, Expires 08/22/2008	785,400

	TOTAL WARRANTS (COST $4,426,290)	4,960,815

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.7%

	Repurchase Agreements — 1.9%
4,480,270	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 12/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00-5.63%, with maturities from 01/26/07-11/23/35, valued at $4,612,730. Repurchase proceeds are $4,482,775.), 5.30%, due 01/02/07***	4,480,270
4,480,270	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 12/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-0.00%, with maturities from 01/16/07-08/17/07, valued at $4,569,934. Repurchase proceeds are $4,482,775.), 5.30%, due 01/02/07***	4,480,270
		8,960,540

	Certificates of Deposit — 3.8%
746,712	Banco Bilbao Vizcaya Argentaria, 5.31%, due 01/03/07***	746,712
746,712	Bank of America Corp., 5.32%, due 02/16/07***	746,712
746,712	Bank of Nova Scotia, 5.30%, due 02/27/07***	746,712
746,712	Bank of the West, 5.29%, due 01/17/07***	746,712
746,712	Barclays, 5.30%, due 01/02/07***	746,712
746,712	Canadian Imperial Bank of Commerce, 5.31%, due 01/29/07***	746,712
746,712	Citibank Corp., 5.31%, due 03/16/07***	746,712
746,712	Fortis Bank, 5.30%, due 01/24/07***	746,712
3,733,560	Rabobank Nederland, 5.25%, due 01/02/07***	3,733,560
746,712	Royal Bank of Canada, 5.31%, due 02/15/07***	746,712
746,712	Royal Bank of Scotland, 5.28%, due 01/11/07***	746,712

10

3,733,559	Societe Generale, 5.31%, due 01/02/07***	3,733,559
2,375,433	Svenska Handelsbanken, 5.25%, due 01/02/07***	2,375,433
746,712	UBS AG, 5.29%, due 01/02/07***	746,712
		18,056,384

	TOTAL SHORT-TERM INVESTMENTS (COST $27,016,924)	27,016,924

	TOTAL INVESTMENTS — 102.6%
	(Cost $447,648,368)	489,429,733

	Other Assets and Liabilities (net) — (2.6%)	(12,317,903)

	TOTAL NET ASSETS — 100.0%	$477,111,830

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,016,979 or 1.9% of net assets.

ADR - American Depository Receipt
GDR - Global Depository Receipt
*	Non-income producing security.
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

See accompanying notes to the Schedule of Investments.

11

A summary of outstanding financial instruments at December 31, 2006 is as follows:

Forward Currency Contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)

Buys

2/23/07	AUD	435,000	$342,399	$(1,043)
2/23/07	CHF	13,857,000	11,402,820	(87,046)
2/23/07	EUR	5,064,000	6,693,277	(33,591)
2/23/07	GBP	1,664,000	3,257,508	(23,351)
2/23/07	HKD	6,314,000	813,496	(620)
2/23/07	JPY	1,214,496,000	10,259,318	(242,538)
2/23/07	SEK	33,847,000	4,961,820	(35,805)
				$(423,994)

Sales

2/23/07	AUD	2,854,000	$2,246,453	$(37,825)
2/23/07	CHF	356,000	292,950	(206)
2/23/07	EUR	10,794,000	14,266,832	115,305
2/23/07	GBP	5,904,000	11,557,890	(209,694)
2/23/07	HKD	2,260,000	291,178	596
2/23/07	JPY	360,205,000	3,042,791	77,998
				$(53,826)

Futures Contracts

Number				Net Unrealized
of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

1	Amsterdam Index	January 2007	$130,981	$34
6	CAC 40 Index	January 2007	440,455	1,585
17	DAX Index	March 2007	3,728,236	48,847
33	Dow Jones Euro Stoxx 50 Index	March 2007	1,808,937	34,376
6	FTSE 100 Index	March 2007	729,939	2,114
33	MSCI SING Index	January 2007	1,579,561	44,443
5	OMSX 30 Index	January 2007	84,283	692
2	SPI 200	March 2007	222,509	2,279
6	Topix Index	March 2007	847,216	11,520
				$145,890

Sales

19	S&P TSE 60 Index	March 2007	$2,438,635	$(13,208)

MGI Non-US Core Equity Fund

Schedule of Investments

December 31, 2006 (Unaudited)

Industry Sector Summary	% of Net Assets
Banks	20.0
Oil & Gas	8.4
Chemicals	6.7
Diversified Financial Services	6.1
Insurance	5.8
Auto Parts & Equipment	5.7
Telecommunications	4.9
Mining	4.5
Machinery - Diversified	4.3
Electric	2.6
Retail	2.1
Iron & Steel	2.0
Building Materials	2.0
Electrical Components & Equipment	1.9
Pharmaceuticals	1.6
Food	1.6
Agriculture	1.5
Semiconductors	1.3
Transportation	1.3
Internet	1.2
Import/Export	1.1
Broadcast Services & Programs	1.0
Aerospace & Defense	0.9
Electronics	0.8
Rubber - Tires	0.8
Real Estate	0.8
Beverages	0.7
Software	0.6
Distribution & Wholesale	0.5
Coal	0.5
Home Builders	0.5
Leisure Time	0.4
Airlines	0.3
Forest Products & Paper	0.2
Metal Fabricate & Hardware	0.2
Computers	0.2
Entertainment	0.2
Engineering & Construction	0.2
Home Furnishings	0.2
Toys, Games & Hobbies	0.2
Cosmetics & Personal Care	0.1
Commercial Services	0.1
Health Care-Products	0.1
Auto Manufacturers	0.1
Household Products & Wares	0.1
Apparel	0.1
Textiles	0.1
Miscellaneous - Manufacturing	0.1
Photography Equipment & Supplies	0.1
Water	0.0
Airport Maintenance & Development	0.0
100.0%

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 110.5%

	Asset Backed Securities — 16.1%
420,598	Aames Mortgage Investment Trust, Series 2006-1, Class A1, 5.41%, due 04/25/36†	420,911
1,435,238	ACE Securities Corp., Series 2006-NC3, Class A2A, 5.37%, due 12/25/36†	1,436,158
1,168,618	Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 5.40%, due 01/25/37†	1,169,266
735,918	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 5.65%, due 11/25/34†	738,375
1,036,211	Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A, 5.38%, due 11/25/36†	1,036,968
2,000,000	BA Credit Card Trust, Series 2006-A16, Series A16, 4.72%, due 05/15/13	1,977,187
1,200,000	Bank One Issuance Trust, Series 2003-A6, Class A6, 5.46%, due 02/15/11†	1,203,046
117,232	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 5.80%, due 02/28/44†	117,441
307,778	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 5.42%, due 05/28/44†	308,349
237,106	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A1, 5.51%, due 09/25/35†	237,294
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2, 5.23%, due 09/25/35†	600,709
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 5.32%, due 09/25/35†	602,125
253,926	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 5.72%, due 12/25/42†	254,503
2,300,000	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 5.47%, due 10/25/36†	2,299,931
1,125,000	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 2A1, 5.42%, due 12/15/49†	1,125,000
275,000	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.05%, due 07/15/09	273,251
1,600,000	Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1, 5.40%, due 01/25/37†	1,600,000
601,685	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A1, 5.36%, due 05/25/36†	602,104
250,000	Chase Issuance Trust, Series 2004-9A, Class A, 3.22%, due 06/15/10	246,278
825,000	Chase Issuance Trust, Series 2006-A3, Class A3, 5.34%, due 07/15/11†	826,149
1,000,000	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3, 5.34%, due 07/15/10	1,002,673
925,000	Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, due 02/10/11	920,731
1,549,900	Countrywide Asset-Backed Certificates, Series 2002-20, Class 2A1, 5.37%, due 04/25/28†	1,550,893
53,656	Countrywide Asset-Backed Certificates, Series 2004-13, Class AV4, 5.64%, due 06/25/35†	53,714
468,018	Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV1, 5.42%, due 05/25/36†	468,397
7,030	Countrywide Asset-Backed Certificates, Series 2005-1M2, Class A1, 5.50%, due 01/25/27†	7,034
208,554	Countrywide Asset-Backed Certificates, Series 2005-AB3, Class 2A1, 5.47%, due 02/25/36†	208,717
1,430,781	Countrywide Asset-Backed Certificates, Series 2006-18, Class 2A1, 5.38%, due 07/25/36†	1,431,698
1,190,705	Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A1, 5.41%, due 07/25/36†	1,191,373
1,070,077	Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1, 5.37%, due 12/25/36†	1,069,782
1,775,000	Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1, 5.39%, due 01/25/46†	1,774,822
1,165,000	Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1, 5.43%, due 06/25/37†	1,165,000
431,065	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 5.59%, due 12/15/35†	431,578

950,000	Daimler Chrysler Auto Trust, Series 2006-A, Class A3, 5.00%, due 05/08/10	948,139
1,900,000	Daimler Chrysler Auto Trust, Series 2006-B, Class A3, 5.33%, due 08/08/10	1,905,043
1,275,000	Daimler Chrysler Auto Trust, Series 2006-D, Class A4, 4.94%, due 02/08/12	1,268,954
875,000	Discover Card Master Trust I, Series 2005-1, Class A, 5.36%, due 09/16/10†	876,043
70,893	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, 5.75%, due 12/25/32†	71,050
608,958	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A1, 5.42%, due 03/25/36†	609,479
75,823	Ford Credit Auto Owner Trust, Series 2004-A, Class A3, 2.93%, due 03/15/08	75,571
203,902	Ford Credit Auto Owner Trust, Series 2005-A, Class A3, 3.48%, due 11/15/08	202,760
1,550,000	Ford Credit Auto Owner Trust, Series 2005-A, Class A4, 3.72%, due 10/15/09	1,525,631
1,600,000	Ford Credit Auto Owner Trust, Series 2006-A, Class A4, 5.07%, due 12/15/10	1,597,689
1,325,000	Ford Credit Auto Owner Trust, Series 2006-B, Class A3, 5.26%, due 10/15/10	1,326,739
1,250,000	Fremont Home Loan Trust, Series 2005-E, Class 2A2, 5.49%, due 01/25/36†	1,251,186
267,424	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 5.57%, due 07/25/30†	267,661
674,066	GSAA Trust, Series 2006-5, Class 2A1, 5.03%, due 03/25/36†	673,674
711,156	GSAA Trust, Series 2006-9, Class A1, 5.13%, due 06/25/36†	710,920
925,000	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A3, 5.24%, due 01/15/12	926,756
160,530	Honda Auto Receivables Owner Trust, Series 2004-3, Class A3, 2.91%, due 10/20/08	159,054
900,000	Honda Auto Receivables Owner Trust, Series 2005-6, Class A3, 4.85%, due 10/19/09	896,955
1,375,000	Honda Auto Receivables Owner Trust, Series 2006-3, Class A3, 5.12%, due 10/15/10	1,374,355
1,400,000	Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1, 5.41%, due 04/25/37†	1,397,375
648,896	JP Morgan Mortgage Acquisition Corp., Series 2006-CW1, Class A2, 5.14%, due 07/25/28†	649,347
949,848	JP Morgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 5.42%, due 11/25/36†	950,457
1,275,000	Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 5.41%, due 12/25/36†	1,275,000
1,125,000	MBNA Credit Card Master Note Trust, Series 2005-A3, Class A3, 4.10%, due 10/15/12	1,094,044
925,000	MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, due 07/15/11	922,645
1,275,000	MBNA Credit Card Master Note Trust, Series 2006-A4, Class A4, 5.34%, due 09/15/11†	1,276,744
1,182,263	Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A, 5.37%, due 10/25/35†	1,183,021
945,046	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-1, Class A1, 5.34%, due 07/25/36†	945,652
1,049,750	New Century Home Equity Loan Trust, Series 2005-3, Class A2B, 5.53%, due 07/25/35†	1,050,625
10,391	Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4, 2.70%, due 12/17/07	10,387
484,429	Nissan Auto Receivables Owner Trust, Series 2005-A, Class A3, 3.54%, due 10/15/08	481,650
1,150,000	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A3, 5.16%, due 02/15/10	1,149,171
1,700,000	Peco Energy Transition Trust, Series 2001-A, Class A1, 6.52%, due 12/31/10	1,774,769
796,511	RAAC Series, Series 2006-RP2, Class A, 144A, 5.60%, due 02/25/37†	797,258
1,264,860	Residential Asset Mortgage Products, Inc., Series 2006-EFC2, Class A1, 5.41%, due 12/25/36†	1,265,786
273,074	Residential Asset Securities Corp., Series 2005-AHL3, Class A1, 5.06%, due 11/25/35†	273,287
828,195	Residential Asset Securities Corp., Series 2006-EMX4, Class A1, 5.12%, due 06/25/36†	828,791

1,344,125	Residential Asset Securities Corp., Series 2006-EMX6, Class A1, 5.38%, due 07/25/36†	1,345,116
315,738	SACO I, Inc., Series 2005-7, Class A, 5.67%, due 09/25/35†	315,991
748,547	SACO I, Inc., Series 2006-6, Class A, 5.28%, due 06/25/36†	749,027
915,221	Securitized Asset Backed Receivables LLC Trust, Series 2006-FR3, Class A1, 5.44%, due 05/25/36†	915,875
1,300,000	SLM Student Loan Trust, Series 2006-5, Class A2, 5.37%, due 07/25/17†	1,300,789
1,100,000	SLM Student Loan Trust, Series 2006-8, Class A1, 5.38%, due 04/25/12†	1,099,828
551,149	Structured Asset Investment Loan Trust, Series 2005-10, Class A3, 5.48%, due 12/25/35†	551,588
475,794	Structured Asset Investment Loan Trust, Series 2006-1, Class A1, 5.43%, due 01/25/36†	476,168
286,046	Structured Asset Investment Loan Trust, Series 2006-2, Class A1, 5.41%, due 04/25/36†	286,244
88,865	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	82,985
1,011,885	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 144A, 5.43%, due 02/25/36†	1,012,043
1,725,000	Structured Asset Securities Corp., Series 2006-BC6, Class A2, 5.43%, due 01/25/37†	1,725,000
525,000	USAA Auto Owner Trust, Series 2005-3, Class A4, 4.63%, due 05/15/12	519,348
1,125,000	USAA Auto Owner Trust, Series 2006-4, Class A4, 4.98%, due 10/15/12	1,122,205
502,363	World Omni Auto Receivables Trust, Series 2005-A, Class A3, 3.54%, due 06/12/09	498,581
		74,345,913

	Corporate Debt — 15.1%
30,000	AAC Group Holding Corp., Senior Note, 10.25%, due 10/01/12††	26,400
45,000	AES Corp., 7.75%, due 03/01/14	47,700
360,000	Aiful Corp., Senior Note, 144A, 5.00%, due 08/10/10	349,626
840,000	Altria Group, Inc., 7.00%, due 11/04/13	913,920
430,000	Amerada Hess Corp., 7.30%, due 08/15/31	481,346
10,000	American Real Estate Partners, LP, Senior Note, 8.13%, due 06/01/12	10,375
10,000	American Real Estate Partners, LP/ American Real Estate Finance Corp., Senior Note, 7.13%, due 02/15/13	10,100
20,000	Amerigas Partners, LP, Senior Note, 7.25%, due 05/20/15	20,350
290,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	330,017
190,000	Anadarko Petroleum Corp., Senior Note, 5.95%, due 09/15/16	190,745
310,000	Anadarko Petroleum Corp., Senior Note, 5.76%, due 09/15/09†	311,496
230,000	Apache Finance Canada, 4.38%, due 05/15/15	212,025
21,000	Ashtead Capital, Inc., 144A, 9.00%, due 08/15/16	22,575
425,000	ASIF Global Financing, Senior Note, 144A, 3.90%, due 10/22/08	414,783
75,000	Atlantic Marine Corp. Communities LLC, 144A, 5.34%, due 12/01/50	71,293
680,000	Bank of America Corp., 5.38%, due 08/15/11**	685,394
975,000	Bank of America Corp., Senior Note, 5.38%, due 03/24/09†	976,539
50,000	Bank of New York Co. (The), Inc., Senior Note, 3.75%, due 02/15/08	49,134
1,670,000	Barclays Bank PLC/NY, 5.37%, due 03/13/09†	1,671,617
40,000	Beazer Homes USA, Inc., Senior Note, 8.38%, due 04/15/12	41,300
10,000	BellSouth Corp., 4.75%, due 11/15/12	9,662
25,000	Belvoir Land LLC, 144A, 5.27%, due 12/15/47	23,328
445,000	Berkshire Hathaway Finance Corp., Guaranteed Senior Note, 4.13%, due 01/15/10	432,792
5,000	Bio-Rad Laboratories, Inc., Senior Subordinated Note, 7.50%, due 08/15/13	5,175
10,000	Bio-Rad Laboratories, Inc., Senior Subordinated Note, 6.13%, due 12/15/14	9,725
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	30,000
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	21,395
225,000	Bristol-Myers Squibb Co., 5.88%, due 11/15/36	222,177
20,000	BSKYB Finance UK PLC, 144A, 6.50%, due 10/15/35	19,843
85,000	Cablevision Systems Corp., Series B, Senior Note, 9.87%, due 04/01/09†	90,100
115,000	Centerpoint Energy, Inc., Series B, Senior Note, 7.25%, due 09/01/10	121,264
55,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	54,038

15,000	Chesapeake Energy Corp., Senior Note, 6.88%, due 11/15/20	14,813
10,000	Chesapeake Energy Corp., Senior Note, 6.38%, due 06/15/15	9,950
5,000	Chesapeake Energy Corp., Senior Note, 6.25%, due 01/15/18	4,838
210,000	Chevrontexaco Capital Co., Guaranteed Senior Note, 3.50%, due 09/17/07	207,572
45,000	Cincinnati Bell, Inc., 7.00%, due 02/15/15	45,281
5,000	Cincinnati Bell, Inc., Senior Note, 7.25%, due 07/15/13	5,200
430,000	Citigroup, Inc., 5.10%, due 09/29/11	428,625
1,390,000	Citigroup, Inc., Global Note, 4.13%, due 02/22/10	1,349,343
80,000	Citigroup, Inc., Global Note, 3.63%, due 02/09/09	77,673
630,000	Citigroup, Inc., Global Senior Note, 3.50%, due 02/01/08	618,824
200,000	Citigroup, Inc., Subordinated Note, 6.13%, due 08/25/36	208,985
90,000	Clear Channel Communications, Inc., 6.25%, due 03/15/11	87,543
170,000	Clear Channel Communications, Inc., 5.50%, due 09/15/14	143,620
10,000	Colorado Interstate Gas Co., Senior Note, 6.80%, due 11/15/15	10,448
105,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	119,749
65,000	Comcast Corp., 7.05%, due 03/15/33	69,719
1,020,000	Comcast Corp., 6.50%, due 01/15/15	1,064,423
500,000	Comcast Corp., 6.50%, due 01/15/17	522,722
15,000	Compton Petroleum Finance Corp., Senior Note, 7.63%, due 12/01/13	14,550
1,100,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	1,253,203
20,000	Consol Energy, Inc., Senior Note, 7.88%, due 03/01/12	21,200
190,000	Credit Suisse USA, Inc., 5.50%, due 08/16/11	192,265
40,000	CSC Holdings, Inc., 7.88%, due 02/15/18	40,100
690,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	693,235
55,000	Davita, Inc., 7.25%, due 03/15/15	56,375
100,000	Depfa ACS Bank, 3.63%, due 10/29/08	97,434
20,000	Deutsche Telekom International Finance BV, 8.25%, due 06/15/30	24,658
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	305,985
470,000	Devon Energy Corp., Senior Note, 7.95%, due 04/15/32	573,906
30,000	DI Finance/Dyncorp International, Series B, 9.50%, due 02/15/13	31,950
35,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Note, 8.38%, due 03/15/13	36,575
560,000	Dominion Resources, Inc., 5.70%, due 09/17/12**	567,030
275,000	Dominion Resources, Inc., Series D, Senior Note, 5.13%, due 12/15/09	273,429
30,000	DRS Technologies, Inc., Senior Note, 6.63%, due 02/01/16	30,375
680,000	Duke Energy Corp., 5.63%, due 11/30/12	693,142
35,000	E*Trade Financial Corp., 7.38%, due 09/15/13	36,575
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	19,983
30,000	Echostar DBS Corp., 6.63%, due 10/01/14	29,325
35,000	Echostar DBS Corp., Senior Note, 7.13%, due 02/01/16	35,175
35,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	35,131
200,000	El Paso Corp., 7.75%, due 01/15/32	220,000
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	231,029
430,000	El Paso Performance Linked Trust, 144A, 7.75%, due 07/15/11	456,875
550,000	Electronic Data Systems Corp., 7.13%, due 10/15/09	573,737
50,000	Enterprise Products Operating, LP, 4.95%, due 06/01/10	49,194
610,000	Exelon Corp., Senior Note, 5.63%, due 06/15/35	576,566
280,000	Firstenergy Corp., Series B, 6.45%, due 11/15/11	292,290
700,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	799,609
30,000	Florida Power & Light Co., 4.95%, due 06/01/35	26,774
60,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31**	47,400
130,000	Ford Motor Co., Senior Note, 4.25%, due 12/15/36	139,587
2,080,000	Ford Motor Credit Co., 7.38%, due 10/28/09	2,085,737
55,000	Freescale Semiconductor, Inc., Senior Note, 144A, 9.24%, due 12/15/14†	54,794
135,000	Freescale Semiconductor, Inc., Senior Note, PIK, 144A, 9.13%, due 12/15/14	134,831
3,100	Fresenius Medical Care Capital Trust II, 7.88%, due 02/01/08	31,620
490,000	Gaz Capital SA, Note, 144A, 6.21%, due 11/22/16	494,655
1,040,000	General Electric Capital Corp., 5.00%, due 11/15/11	1,033,477
2,050,000	General Electric Capital Corp., 4.13%, due 09/01/09	1,999,984

300,000	General Electric Capital Corp., 3.50%, due 08/15/07	297,008
160,000	General Electric Capital Corp., (MTN), 4.25%, due 01/15/08	158,584
600,000	General Electric Capital Corp., Series A, (MTN), 5.42%, due 01/15/08†	600,751
1,680,000	General Motors Acceptance Corp., 6.13%, due 08/28/07	1,680,593
60,000	General Motors Acceptance Corp., (MTN), 4.38%, due 12/10/07	59,178
80,000	General Motors Acceptance Corp., Global Note, 5.13%, due 05/09/08	79,170
100,000	General Motors Acceptance Corp., Senior Note, 5.85%, due 01/14/09	99,668
1,300,000	General Motors Acceptance Corp., Senior Note, 5.63%, due 05/15/09	1,290,440
70,000	General Motors Corp., 8.38%, due 07/15/33**	65,100
100,000	General Motors Corp., Senior Note, 8.25%, due 07/15/23**	93,500
20,000	Georgia Gulf Corp., Senior Note, 144A, 9.50%, due 10/15/14	19,600
150,000	Glitnir Banki HF, 144A, 6.33%, due 07/28/11	154,173
320,000	Glitnir Banki HF, Subordinated Note, 144A, 6.69%, due 06/15/16†	330,674
330,000	Goldman Sachs Group LP, Senior Note, 4.50%, due 06/15/10	323,238
70,000	Goldman Sachs Group, Inc., Subordinated Note, 5.00%, due 01/15/11	69,475
30,000	Graham Packaging Co., Inc., Senior Subordinated Note, 9.88%, due 10/15/14**	30,450
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	15,375
15,000	H&E Equipment Services, Inc., Senior Note, 8.38%, due 07/15/16	15,788
75,000	HBOS PLC, Senior Note, 144A, (MTN), 3.13%, due 01/12/07	74,965
1,220,000	HBOS Treasury Services PLC, 144A, 5.00%, due 11/21/11	1,214,676
55,000	HBOS Treasury Services PLC, 144A, 3.50%, due 11/30/07	54,110
62,000	HCA, Inc., 6.50%, due 02/15/16**	52,545
9,000	HCA, Inc., 6.30%, due 10/01/12	8,258
20,000	HCA, Inc., 5.75%, due 03/15/14	16,650
110,000	HCA, Inc., Senior Note, 144A, 9.63%, due 11/15/16	118,525
180,000	HCA, Inc., Senior Note, 144A, 9.25%, due 11/15/16	193,275
20,000	HCA, Inc., Senior Note, 144A, 9.13%, due 11/15/14	21,425
20,000	Hertz Corp., Senior Note, 144A, 8.88%, due 01/01/14	21,050
35,000	Historic TW, Inc., Guaranteed Note, 6.95%, due 01/15/28	36,832
45,000	Horizon Lines LLC, Senior Note, 9.00%, due 11/01/12	47,475
370,000	HSBC Finance Corp., 6.38%, due 10/15/11	387,300
430,000	HSBC Finance Corp., 4.63%, due 09/15/10	421,012
730,000	HSBC Finance Corp., Global Note, 4.63%, due 01/15/08	725,295
120,000	Idearc, Inc., Senior Note, 144A, 8.00%, due 11/15/16	122,400
40,000	Intelsat Bermuda, Ltd., Senior Note, 144A, 9.25%, due 06/15/16	43,200
47,000	Ispat Inland ULC, Senior Secured Note, 9.75%, due 04/01/14	52,592
30,000	Jacuzzi Brands, Inc., 9.63%, due 07/01/10	32,025
90,000	JP Morgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	88,472
1,660,000	JP Morgan Chase & Co., Global Subordinated Note, 5.13%, due 09/15/14	1,634,869
75,000	JP Morgan Chase & Co., Guaranteed Senior Note, 3.63%, due 05/01/08	73,287
210,000	JP Morgan Chase & Co., Senior Note, 5.60%, due 06/01/11	212,854
30,000	Kabel Deutschland GmbH, 10.63%, due 07/01/14	33,413
100,000	Kaupthing Bank Hf, 144A, 7.13%, due 05/19/16	106,250
310,000	Kaupthing Bank Hf, Senior Note, 144A, 6.06%, due 04/11/11†	312,513
5,000	KCS Energy, Inc., Senior Note, 7.13%, due 04/01/12	4,888
650,000	Kerr-McGee Corp., 7.88%, due 09/15/31	777,749
100,000	Kerr-McGee Corp., 6.95%, due 07/01/24	106,775
20,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	21,254
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	41,657
30,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.30%, due 02/01/09	30,413
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	57,106
5,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	4,975
50,000	Lamar Media Corp., Senior Subordinated Note, 7.25%, due 01/01/13	51,187
5,000	Lamar Media Corp.,Series B, Senior Subordinated Note, 6.63%, due 08/15/15	4,981
540,000	Landsbanki Islands HF, 144A, 6.10%, due 08/25/11	549,552
150,000	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank, Guaranteed Note, 4.25%, due 09/15/10	146,238

210,000	Lehman Brothers Holdings, Inc., (MTN), 5.50%, due 04/04/16	210,349
370,000	Lehman Brothers Holdings, Inc., Global Note, 4.00%, due 01/22/08	364,995
700,000	Liberty Media Corp., Senior Note, 7.88%, due 07/15/09	733,477
75,000	Lyondell Chemical Co., Senior Note, 8.25%, due 09/15/16	79,125
60,000	Lyondell Chemical Co., Senior Note, 8.00%, due 09/15/14	62,550
50,000	MassMutual Global Funding II, 144A, 2.55%, due 07/15/08	47,936
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	26,786
20,000	MGM Mirage, Guaranteed Senior Subordinated Note, 9.75%, due 06/01/07	20,350
25,000	MGM Mirage, Senior Note, 7.63%, due 01/15/17	25,188
20,000	MGM Mirage, Senior Note, 6.00%, due 10/01/09	20,050
85,000	MGM Mirage, Senior Subordinated Note, 8.38%, due 02/01/11	88,612
75,000	Momentive Performance Materials, Inc., Senior Note, 144A, 10.13%, due 12/01/14	75,750
790,000	Morgan Stanley, 5.63%, due 01/09/12	803,889
245,000	Morgan Stanley, 5.05%, due 01/21/11	243,628
90,000	Morgan Stanley, 3.63%, due 04/01/08	88,205
130,000	Morgan Stanley, (MTN), 5.82%, due 10/18/16†	130,967
1,075,000	Morgan Stanley, (MTN), 5.40%, due 03/07/08†	1,076,149
175,000	Morgan Stanley, Global Note, 6.75%, due 04/15/11	185,142
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/29/49†	101,669
130,000	Nationwide Building Society, 144A, 4.25%, due 02/01/10	126,034
40,000	New England Telephone & Telegraph Co., 7.88%, due 11/15/29	43,763
240,000	News America, Inc., 6.20%, due 12/15/34	232,404
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	53,961
60,000	Norfolk Southern Corp., Senoir Note, 7.25%, due 02/15/31	70,291
20,000	Northwest Pipeline Corp., Senior Note, 8.13%, due 03/01/10	20,925
30,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	30,225
10,000	NXP BV, Senior Note, 144A, 7.88%, due 10/15/14	10,388
30,000	Omnicare, Inc., Senior Subordinated Note, 6.13%, due 06/01/13	28,875
45,000	OPTI Canada, Inc., Senior Note, 144A, 8.25%, due 12/15/14	46,463
10,000	Pacific Energy Partners, LP / Pacific Energy Finance Corp., Senior Note, 7.13%, due 06/15/14	10,274
380,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	384,538
35,000	PanAmSat Corp., Senior Note, 144A, 9.00%, due 06/15/16	37,231
30,000	Peabody Energy Corp., Senior Note, 6.88%, due 03/15/13	30,900
20,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	20,485
270,000	Petrobras International Finance Co., 6.13%, due 10/06/16	274,050
30,000	Pride International, Inc., Senior Note, 7.38%, due 07/15/14	31,125
20,000	Qwest Corp., 8.61%, due 06/15/13†	21,750
15,000	Qwest Corp., 7.88%, due 09/01/11	16,050
65,000	Qwest Corp., 7.50%, due 10/01/14	69,225
1,900,000	Rabobank Nederland, 144A, 5.37%, due 04/06/09†	1,901,680
29,000	Raytheon Co., 6.75%, due 08/15/07	29,218
50,000	Reliant Energy, Inc., Senior Secured Note, 6.75%, due 12/15/14	49,125
950,000	Residential Capital Corp., Senior Note, 6.00%, due 02/22/11	949,060
280,000	Resona Preferred Global Securities, 144A/Cayman, 7.19%, due 12/31/49†	292,623
40,000	Rogers Cable Inc., 6.25%, due 06/15/13	40,500
135,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	147,150
475,000	Rouse Co. (The), 3.63%, due 03/15/09	451,945
40,000	Rouse Co. (The) REIT, 5.38%, due 11/26/13	37,376
150,000	Rouse Co., LP (The)/TRC Co-Issuer, Inc. REIT, Senior Note, 144A, 6.75%, due 05/01/13	151,388
420,000	Royal KPN NV, 8.00%, due 10/01/10	453,540
140,000	Sabine Pass LNG, LP, Senior Secured Note, 144A, 7.50%, due 11/30/16	139,825
110,000	SBC Communications, Inc., Global Note, 5.10%, due 09/15/14	106,972
20,000	Seagate Technology HDD Holdings, 6.80%, due 10/01/16**	20,200
20,000	SemGroup, LP, Senior Note, 144A, 8.75%, due 11/15/15	20,200
10,000	Service Corp. International/US, Senior Note, 7.63%, due 10/01/18	10,650
20,000	Service Corp. International/US, Senior Note, 7.00%, due 06/15/17	20,350
10,000	Shaw Communications, Inc., Senior Note, 7.20%, due 12/15/11	10,463

310,000	Shinsei Finance Cayman, Ltd., 144A, 6.42%, due 07/20/49†	310,183
500,000	Sigma Finance, Inc., 144A, 8.50%, due 08/11/16†	499,395
150,000	Sprint Capital Corp., 8.75%, due 03/15/32	181,053
230,000	Sprint Capital Corp., 8.38%, due 03/15/12	255,889
390,000	Sprint Nextel Corp., 6.00%, due 12/01/16	380,803
60,000	Station Casinos, Inc., 7.75%, due 08/15/16	60,750
50,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12	47,688
45,000	Suburban Propane Partners, 6.88%, due 12/15/13	44,325
15,000	Sun Media Corp., Senior Note, 7.63%, due 02/15/13	15,281
30,000	Sungard Data Systems, Inc., 9.13%, due 08/15/13	31,650
95,000	SunTrust Banks, Inc., Senior Note, 4.00%, due 10/15/08	92,878
70,000	SunTrust Banks, Inc., Senior Note, 3.63%, due 10/15/07	69,069
3,100,000	Svensk Exportkredit AB, Series G, Global Note, (MTN), 4.88%, due 09/29/11	3,076,022
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	11,846
35,000	TDS Investor Corp., Senior Note, 144A, 9.88%, due 09/01/14	35,350
60,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.00%, due 09/30/34	54,592
770,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	720,495
330,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	353,227
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 7.05%, due 06/20/36	79,918
150,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	155,016
60,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	61,200
50,000	TIAA Global Markets, Inc., 144A, 3.88%, due 01/22/08	49,182
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	99,148
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	290,924
110,000	Time Warner, Inc., 7.70%, due 05/01/32	124,481
50,000	Time Warner, Inc., 7.63%, due 04/15/31	56,021
330,000	Time Warner, Inc., 6.88%, due 05/01/12	349,115
160,000	Time Warner, Inc., 6.50%, due 11/15/36	159,774
270,000	TNK-BP Finance SA, 144A, 7.50%, due 07/18/16	287,888
5,000	Transcontinental Gas Pipe Line Corp., Senior Note, 8.88%, due 07/15/12	5,675
25,000	TXU Corp., Series O, Senior Note, 4.80%, due 11/15/09	24,523
180,000	TXU Corp., Series P, Senior Note, 5.55%, due 11/15/14	171,781
300,000	TXU Corp., Series R, Senior Note, 6.55%, due 11/15/34	282,068
20,000	TXU Electric Delivery Co., Senior Secured Note, 6.38%, due 01/15/15	20,648
1,050,000	Tyco International Group SA, 6.00%, due 11/15/13	1,087,929
50,000	Tyco International Group SA, Guaranteed Note, 6.88%, due 01/15/29	57,009
75,000	Tyco International Group SA, Senior Note, 6.38%, due 10/15/11	78,567
30,000	UGS Corp., 10.00%, due 06/01/12	32,850
10,000	United Rentals North America, Inc., Senior Note, 6.50%, due 02/15/12	9,925
250,000	US Bancorp, (MTN), 3.95%, due 08/23/07	247,850
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	401,952
45,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 7.13%, due 06/01/15	47,475
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	295,541
25,000	Verizon Maryland, Inc., Series B, 5.13%, due 06/15/33	20,576
120,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	112,841
150,000	Viacom, Inc., Senior Note, 5.75%, due 04/30/11	150,219
20,000	Visteon Corp., 8.25%, due 08/01/10	19,600
105,000	Vodafone Group PLC, 7.75%, due 02/15/10	111,974
495,000	Vodafone Group PLC, 5.45%, due 12/28/07†	495,380
500,000	Vodafone Group PLC, 5.42%, due 06/29/07†	500,095
50,000	Vodafone Group PLC, 5.00%, due 09/15/15	47,678
575,000	Wachovia Bank NA, 5.41%, due 03/23/09†	575,430
110,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42†	111,010
210,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	212,219
1,060,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	1,048,705
550,000	Waste Management, Inc., Senior Note, 6.38%, due 11/15/12	576,676

25,000	WellPoint, Inc., 5.95%, due 12/15/34	24,680
930,000	Wells Fargo & Co., 5.30%, due 08/26/11	934,662
465,000	Wells Fargo & Co., 4.63%, due 08/09/10	456,698
65,000	Wells Fargo & Co., Senior Note, 4.88%, due 01/12/11	64,413
55,000	Wells Fargo & Co., Series J, (MTN), 4.20%, due 01/15/10	53,618
100,000	Wells Fargo Capital X, 5.95%, due 12/15/36	98,347
50,000	Western Oil Sands, Inc., Senior Secured Note, 8.38%, due 05/01/12	55,750
30,000	Westlake Chemical Corp., Senior Note, 6.63%, due 01/15/16	29,175
770,000	Weyerhaeuser Co., 6.75%, due 03/15/12	808,430
770,000	Williams Cos., Inc. Series A, 7.50%, due 01/15/31	802,725
55,000	Wind Acquisition Finance SA, Senior Note, 144A, 10.75%, due 12/01/15	62,838
55,000	Windstream Corp., 144A, 8.63%, due 08/01/16	60,500
90,000	Windstream Corp., Senior Note, 144A, 8.13%, due 08/01/13	97,875
75,000	Wyeth, 6.00%, due 02/15/36**	77,038
530,000	XTO Energy, Inc., Senior Note, 7.50%, due 04/15/12	576,452
		70,138,729

	Mortgage Backed Securities — 55.0%
462,424	ACE Securities Corp., Series 2005-SD3, Class A, 5.72%, due 08/25/45†	463,185
481,094	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.29%, due 06/25/45†	480,318
219,175	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 5.64%, due 11/25/45†	220,198
750,000	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, due 11/15/31	784,853
190,302	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, due 04/15/36	197,657
1,255,000	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, due 07/11/43	1,248,135
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	728,426
240,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3, 4.62%, due 07/10/43	233,132
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 09/10/15†	206,961
910,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4, 5.36%, due 12/10/16	910,806
405,563	Banc of America Funding Corp., Series 2005-E, Class 8A1, 5.81%, due 06/20/35†	408,316
701,661	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.46%, due 02/25/35†	685,724
124,920	Bayview Financial Acquisition Trust, Series 2003-F, Class A, 5.82%, due 09/28/43†	125,044
235,594	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 4.01%, due 07/25/34†	229,639
160,000	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32	170,023
60,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41	58,112
1,900,000	Bear Stearns Mortgage Funding Trust, 5.51%, due 12/25/36†	1,899,905
1,190,000	Capco America Securitization Corp., Series 1998-D7, Class A1B, 6.26%, due 10/15/30	1,204,647
591,358	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2, 7.76%, due 04/15/32	625,163
42,011	Chevy Chase Master Credit Card Trust, Series 2003-3 Class A1, 144A, 5.70%, due 07/25/34†	42,032
1,559,822	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 144A, 5.52%, due 11/25/45†	1,559,666
111,631	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2, 6.03%, due 09/15/30	112,126
748,680	Commercial Mortgage Pass Through Certificates, Series 2000-C1, Class A2, 7.42%, due 08/15/33	784,134
59,209	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 5.80%, due 09/25/34†	59,437
971,621	Countrywide Alternative Loan Trust, Series 2005-30CB, Class 1A2, 5.25%, due 08/25/35	961,780
707,499	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	707,631

243,689	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 5.65%, due 11/20/35†	244,648
309,806	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 5.61%, due 12/25/35†	310,679
226,988	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 5.62%, due 08/25/35†	227,576
1,353,679	Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15, 6.00%, due 08/25/36	1,363,529
929,949	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 5.41%, due 11/25/36†	929,945
1,775,000	Countrywide Alternative Loan Trust, Series 2006-OC11, Class 2A1, 5.45%, due 12/29/36†	1,775,000
143,177	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 5.58%, due 12/15/35†	143,356
47,521	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 5.62%, due 02/25/35†	47,620
228,594	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 5.64%, due 04/25/35†	229,463
224,152	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 5.65%, due 05/25/35†	225,232
223,613	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, AF, 144A, 5.72%, due 09/25/35†	224,968
497,890	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, 5.41%, due 04/25/36†	498,346
859,974	CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A1B, 6.48%, due 05/17/40	870,600
1,342,024	CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, due 11/11/30	1,361,207
320,000	CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	314,635
860,000	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, due 05/15/38	799,204
1,764,042	DF, Series 2006-SRS12, Class AF, 144A, 6.00%, due 05/25/35	1,758,450
123,913	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B, 6.41%, due 02/18/31	124,761
133,855	DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B, 6.24%, due 11/12/31	135,399
780,000	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31	796,703
370,000	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32	384,461
625,000	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.34%, due 10/10/32	655,144
755,680	DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, due 11/10/33	797,456
88,668	FHLMC, 5.50%, due 05/01/35	87,734
84,656	FHLMC, 5.50%, due 10/01/35	83,765
83,580	FHLMC, 5.00%, due 07/01/20	82,145
150,421	FHLMC, 5.00%, due 08/01/20	147,839
396,162	FHLMC, 5.00%, due 05/01/36	382,337
277,827	FHLMC, 4.50%, due 05/01/18	268,682
164,281	FHLMC, 4.50%, due 03/01/20	158,405
166,362	FHLMC, 4.50%, due 08/01/20	160,567
955,216	FHLMC, 4.50%, due 04/01/35	899,550
98,897	FHLMC, 4.50%, due 05/01/36	92,706
5,000,000	FHLMC TBA, 6.00%, due 01/01/37†††	5,037,500
1,100,000	FHLMC TBA, 5.00%, due 01/01/22†††	1,080,750
3,600,000	FHLMC TBA, 5.00%, due 01/01/37†††	3,474,000
1,200,000	FHLMC TBA, 4.50%, due 01/01/22†††	1,156,500
180,000	FHLMC, Series 2531, Class HN, 5.00%, due 12/15/17	176,257
84,266	FHLMC, Series 2630, Class FJ, 5.70%, due 06/15/18†	84,474
155,781	FHLMC, Series 2927, Class BA, 5.50%, due 10/15/33	156,342
125,328	FHLMC, Series 2996, Class MK, 5.50%, due 06/15/35	125,797
954,643	FHLMC, Series 3137, Class XP, 6.00%, due 04/15/36	972,860
815,351	FHLMC, Series 3138, Class PA, 5.50%, due 02/15/27	817,753
1,016,189	FHLMC, Series 3153, Class NB, 5.50%, due 02/15/27	1,019,375
612,851	FHLMC, Series 3165, Class NA, 5.50%, due 02/15/26	614,630
2,555,059	FHLMC, Series 3200, Class AD, 5.50%, due 05/15/29	2,548,942

1,580,000	FHLMC, Series 3242, Class QA, 5.50%, due 03/15/30	1,586,106
1,030,000	First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class IA5, 6.00%, due 05/25/36	1,037,692
425,640	First Union - Chase Commercial Mortgage, Series 1999-C2, Class A-2, 6.65%, due 06/15/31	435,226
750,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, due 01/12/43	787,337
943,272	FNMA, 6.50%, due 06/01/36	961,352
966,689	FNMA, 6.50%, due 09/01/36	985,217
285,364	FNMA, 6.00%, due 02/01/34	287,859
329,589	FNMA, 6.00%, due 08/01/34	332,471
86,187	FNMA, 6.00%, due 10/01/35	86,816
1,929,329	FNMA, 6.00%, due 05/01/36	1,942,995
1,083,111	FNMA, 6.00%, due 08/01/36	1,090,783
1,622,294	FNMA, 6.00%, due 09/01/36	1,633,785
882,723	FNMA, 6.00%, due 11/01/36†	891,136
529,626	FNMA, 5.50%, due 10/01/18	530,803
655,596	FNMA, 5.50%, due 12/01/18	657,052
76,094	FNMA, 5.50%, due 09/01/19	76,173
1,929,091	FNMA, 5.50%, due 06/01/20	1,933,378
480,224	FNMA, 5.50%, due 03/01/21	480,304
108,486	FNMA, 5.50%, due 05/25/27	108,624
1,115,595	FNMA, 5.50%, due 07/01/33	1,104,571
375,902	FNMA, 5.50%, due 02/01/34	372,187
1,204,298	FNMA, 5.50%, due 11/01/34	1,191,763
1,075,061	FNMA, 5.50%, due 02/01/35	1,064,659
1,155,392	FNMA, 5.50%, due 12/01/35	1,143,367
411,759	FNMA, 5.06%, due 09/01/35†	408,306
125,269	FNMA, 5.00%, due 01/01/18	123,578
954,112	FNMA, 5.00%, due 07/01/35	921,723
748,008	FNMA, 5.00%, due 09/01/35	722,617
910,302	FNMA, 5.00%, due 11/01/35	879,402
1,989,078	FNMA, 5.00%, due 12/01/35	1,921,558
8,476,146	FNMA, 5.00%, due 03/01/36	8,188,419
1,000,000	FNMA, 4.50%, due 01/01/22†††	964,688
939,570	FNMA, 4.00%, due 06/01/19	885,784
7,900,000	FNMA TBA, 6.50%, due 01/01/37†††	8,050,590
2,200,000	FNMA TBA, 6.00%, due 01/01/22†††	2,230,936
14,600,000	FNMA TBA, 6.00%, due 01/01/37†††	14,700,375
17,900,000	FNMA TBA, 5.50%, due 01/01/22†††	17,900,000
20,800,000	FNMA TBA, 5.50%, due 01/01/37†††	20,559,510
19,900,000	FNMA TBA, 5.00%, due 01/01/22†††	19,564,188
25,500,000	FNMA TBA, 5.00%, due 01/01/37†††	24,623,438
373,415	FNMA, Series 2005-70, Class KB, 5.50%, due 05/25/35	374,629
102,732	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	94,729
179,392	FNMA, Series 2004-101, Class AR, 5.50%, due 01/25/35	180,030
148,196	FNMA, Series 2004-99, Class AO, 5.50%, due 01/25/34	147,864
134,641	FNMA, Series 2005-51, Class TA, 5.50%, due 12/25/33	134,500
249,210	FNMA, Series 2005-70, Class GA, 5.50%, due 12/25/34	249,061
188,921	FNMA, Series 2005-80, Class PB, 5.50%, due 04/25/30	189,508
340,000	FNMA, Series 2005-84, Class MB, 5.75%, due 10/25/35	343,928
740,000	FNMA, Series 2005-84, Class XM, 5.75%, due 10/25/35	747,363
799,162	FNMA, Series 2006-46, Class UE, 5.50%, due 10/25/30	800,646
1,034,207	FNMA, Series 2006-53, Class BA, 6.00%, due 02/25/27	1,043,485
812,995	FNMA, Series 2006-63, Class QB, 5.50%, due 09/25/27	813,756
774,714	FNMA, Series 2006-65, Class HA, 5.50%, due 02/25/29	775,539
793,066	FNMA, Series 2006-65, Class TA, 5.50%, due 01/25/30	794,493
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	748,964
789,955	GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-2, 6.18%, due 05/15/33	800,106
420,000	GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.72%, due 03/15/33	444,853

145,509	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33	154,104
140,000	GMAC Commercial Mortgage Securities., Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	147,928
1,492,676	GNMA, 5.50%, due 02/15/35	1,486,325
589,109	GNMA, 5.00%, due 08/15/33	573,822
460,265	GNMA, 5.00%, due 05/15/34	448,074
58,313	GNMA, 5.00%, due 12/15/34	56,768
640,675	GNMA, 5.00%, due 04/15/35	623,349
611,594	GNMA, 5.00%, due 06/15/35	595,055
797,911	GNMA, 5.00%, due 09/15/35	776,333
315,628	GNMA, 5.00%, due 11/15/35	307,092
324,099	GNMA, 5.00%, due 12/15/35	315,335
1,000,000	GNMA TBA, 6.00%, due 01/26/30†††	1,011,719
300,000	GNMA TBA, 5.50%, due 01/01/37†††	298,594
225,446	GNMA, Series 2004-65, Class VA, 6.00%, due 06/20/15	229,510
239,252	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3, 6.14%, due 10/18/30	241,196
225,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, due 07/10/39	216,575
799,520	GSAMP Trust, Series 2006-S4, Class A1, 5.41%, due 05/25/36†	800,069
159,387	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 5.66%, due 11/19/35†	159,922
250,915	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 5.69%, due 06/20/35†	252,018
1,320,242	Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, 5.49%, due 12/19/36†	1,321,605
1,630,427	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 5.67%, due 03/25/36†	1,634,085
132,123	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35†	128,325
950,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3 Class A3, 6.47%, due 11/15/35	997,449
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	177,666
750,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2, 5.16%, due 10/12/37	745,935
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	184,589
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42†	291,431
1,070,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.81%, due 06/12/43†	1,107,362
1,191,885	JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, 3.88%, due 08/25/34†	1,168,111
1,150,000	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25	1,230,190
140,000	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	148,347
1,153,601	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A1A, 4.48%, due 10/15/29	1,116,814
780,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	781,797
1,040,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2, 5.30%, due 11/15/38	1,043,443
184,364	Lehman XS Trust, Series 2005-5N, Class 1A1, 5.65%, due 11/25/35†	184,990
329,774	Lehman XS Trust, Series 2005-7N, Class 1A1B, 5.65%, due 12/25/35†	331,313
647,331	Lehman XS Trust, Series 2006-2N, Class 1A1, 5.61%, due 02/25/46†	648,991
378,914	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.85%, due 01/25/36†	374,992
296,535	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 144A, 5.67%, due 05/25/35†	297,083
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.24%, due 11/12/37†	519,485
330,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.66%, due 05/12/39†	339,799
800,000	Morgan Stanley Capital I, Series 1999-LIFE, Class A2, 7.11%, due 04/15/33	831,123

2,330,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, due 12/15/43	2,317,744
250,000	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	262,574
750,000	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	784,042
769,825	Nationslink Funding Corp., Series 1998-2, Class A2, 6.48%, due 08/20/30	778,543
211,479	Nationslink Funding Corp., Series 1999-1, Class A2, 6.32%, due 01/20/31	214,187
819,656	Nationslink Funding Corp., Series 1999-2, Class A2C, 7.23%, due 06/20/31	837,044
111,706	New Century Home Equity Loan Trust, Series 2005-B, Class A2A, 5.47%, due 10/25/35†	111,787
1,084,906	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.58%, due 09/25/46†	1,086,034
974,511	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 144A, 5.50%, due 05/25/35	969,502
483,169	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 144A, 6.00%, due 05/25/35	486,986
2,252,461	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 144A, 5.50%, due 05/25/35	2,232,730
215,027	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 5.75%, due 10/25/45†	215,783
1,583,973	Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A1, 5.44%, due 10/25/46†	1,582,654
558,570	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, 7.08%, due 05/18/32†	572,590
600,000	Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2, 7.52%, due 12/18/09	631,518
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	752,353
214,028	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/10/14	207,689
588,895	Structured Asset Securities Corp., Series 2005-10, Class 3A5, 5.00%, due 12/25/34	585,436
634,460	TERRA, Series 2006-1, 144A, 5.48%, due 06/15/17†	634,460
1,234,659	Thornburg Mortgage Securities Trust, Series 2006-3, Class A2, 5.43%, due 06/25/36†	1,233,285
1,239,400	Thornburg Mortgage Securities Trust, Series 2006-3, Class A3, 5.43%, due 06/25/36†	1,237,502
1,065,000	TIAA Retail Commercial Trust, Series 2001-C1, Class A4, 144A, 6.68%, due 06/19/31	1,097,435
985,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, 5.11%, due 07/15/42†	976,190
685,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.77%, due 07/15/45†	705,472
1,275,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, due 11/15/48	1,268,536
492,007	Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A1, 144A, 4.24%, due 05/25/36	484,846
307,454	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 5.64%, due 10/25/45†	308,060
298,296	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 5.34%, due 11/25/45†	299,473
298,296	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 5.63%, due 11/25/45†	299,635
721,360	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 5.23%, due 12/25/45†	723,882
360,680	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 5.61%, due 12/25/45†	362,295
514,466	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 5.59%, due 12/25/45†	516,212
643,082	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 5.61%, due 12/25/45†	645,339
157,124	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 5.64%, due 07/25/45†	157,751
669,174	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.67%, due 11/25/36†	670,719
1,663,002	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.63%, due 12/25/36†	1,664,967

731,718	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.98%, due 09/25/36†	738,473
1,081,168	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.45%, due 08/25/36†	1,080,497
		255,037,502

	Sovereign Debt Obligations — 0.8%
190,873	Canadian Government, 4.00%, due 12/01/31	238,161
386,000	Republic of Brazil, 11.00%, due 08/17/40**	511,933
34,000	Republic of Colombia, 11.75%, due 02/25/20	49,555
100,000	Republic of Colombia, 7.38%, due 09/18/37	107,600
11,000	Republic of Panama, 9.38%, due 04/01/29	14,740
70,000	Republic of Panama, 7.13%, due 01/29/26	75,950
12,000	Republic of Panama, 6.70%, due 01/26/36**	12,540
1,240,000	Russian Federation, Reg S, 5.00%, due 03/31/30††	1,402,839
65,000	United Mexican States, 8.30%, due 08/15/31	83,265
908,000	United Mexican States, 7.50%, due 04/08/33	1,073,710
226,000	United Mexican States, 5.63%, due 01/15/17	226,791
		3,797,084

	U.S. Government and Agency Obligations — 23.5%
390,000	Federal Home Loan Bank, 5.40%, due 01/02/09	389,599
600,000	Federal Home Loan Bank, 4.88%, due 11/18/11	598,257
780,000	Federal Home Loan Bank, 4.38%, due 09/17/10	766,605
725,000	Federal Home Loan Bank, 3.63%, due 10/19/07	716,054
770,000	Federal Home Loan Bank, 3.05%, due 03/07/07	766,879
440,000	FHLMC, 6.88%, due 09/15/10	469,070
1,600,000	FHLMC, 5.99%, due 01/01/37†	1,604,966
975,000	FHLMC, 5.96%, due 12/01/36†	977,641
420,000	FHLMC, 5.63%, due 03/15/11	431,192
240,000	FHLMC, 5.63%, due 11/23/35	232,056
270,000	FHLMC, 5.55%, due 12/11/08	269,951
980,384	FHLMC, 5.54%, due 04/01/36†	977,313
711,068	FHLMC, 4.76%, due 09/01/35†	696,988
400,000	FHLMC, 4.75%, due 11/03/09	398,079
400,000	FNMA, 7.25%, due 01/15/10	425,848
500,000	FNMA, 7.13%, due 06/15/10	534,959
200,000	FNMA, 6.34%, due 10/16/07	201,690
600,000	FNMA, 6.00%, due 05/15/11	625,338
1,927,151	FNMA, 6.00%, due 04/01/21	1,956,435
1,075,000	FNMA, 5.89%, due 12/01/36	1,082,558
90,000	FNMA, 5.40%, due 04/13/09	90,030
780,000	FNMA, 5.13%, due 04/15/11	786,327
508,113	FNMA, 4.19%, due 12/01/34†	500,612
565,000	FNMA, 4.00%, due 01/26/09	554,040
1,275,000	FNMA, 3.74%, due 02/24/09	1,242,924
350,000	FNMA, 2.71%, due 01/30/07	349,337
4,600,000	U.S. Treasury Bond, 6.25%, due 08/15/23**	5,296,113
1,351,009	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29††††	1,701,744
1,997,344	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28††††	2,412,184
1,137,090	U.S. Treasury Inflation Indexed Bond, 3.38%, due 01/15/12††††	1,187,504
1,659,634	U.S. Treasury Inflation Indexed Bond, 2.50%, due 07/15/16††††	1,672,730
1,820,842	U.S. Treasury Inflation Indexed Bond, 2.38%, due 04/15/11††††	1,814,158
655,632	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/14††††	637,090
1,597,129	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26††††	1,502,550
2,148,723	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15††††	2,059,836
1,550,000	U.S. Treasury Note, 5.13%, due 05/15/16**	1,597,046
16,250,000	U.S. Treasury Note, 4.88%, due 08/15/09	16,303,966
410,000	U.S. Treasury Note, 4.88%, due 07/31/11**	413,011
5,550,000	U.S. Treasury Note, 4.88%, due 08/15/16**	5,618,076
11,185,000	U.S. Treasury Note, 4.63%, due 11/30/08**	11,147,866
3,600,000	U.S. Treasury Note, 4.63%, due 11/15/09	3,589,877
6,150,000	U.S. Treasury Note, 4.63%, due 11/15/16**	6,111,569

4,000,000	U.S. Treasury Note, 4.50%, due 02/15/09	3,977,032
11,075,000	U.S. Treasury Note, 4.50%, due 11/30/11**	10,979,833
11,615,000	U.S. Treasury Note, 4.50%, due 02/15/36**	11,048,780
70,000	U.S. Treasury Note, 4.25%, due 11/15/14	67,927
500,000	U.S. Treasury Note, 3.88%, due 09/15/10	486,192
1,175,000	U.S. Treasury STRIPS, 0.00%, due 11/15/21‡	566,178
2,785,000	U.S. Treasury STRIPS, 0.00%, due 11/15/27‡	1,009,810
		108,845,820

	TOTAL DEBT OBLIGATIONS (COST $513,174,292)	512,165,048

Number
of Contracts	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.0%

	Future Options — 0.0%
45,000	Euro 1-Year Mid Curve Futures, Strike Price $94.75, expires 3/19/2007	1,350

	TOTAL CALL OPTIONS PURCHASED (COST $5,490)	1,350

Number
of Contracts	Description	Value ($)

	PUT OPTIONS PURCHASED — 0.0%

	Future Options — 0.0%
34,000	U.S. Treasury Bond 10-Year Futures, Strike Price $106, expires 2/23/2007	6,906

	TOTAL PUT OPTIONS PURCHASED (COST $19,187)	6,906

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 14.6%

	Repurchase Agreements — 3.3%
7,692,309	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 12/29/06. Collaterilized by U.S. Government Agency Obligations, with rates from 0.000%-6.625%, with maturities from 1/26/07-11/23/35, valued at $7,919,731. Repurchase proceeds are $7,695,708), 5.30%, due 01/02/07***	7,692,309
7,692,309	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 12/29/06. Collaterilized by U.S. Government Agency Obligations, with rates from 0.000%-0.000%, with maturities from 1/16/07-08/17/07, valued at $7,846,155. Repurchase proceeds are $7,695,708), 5.30%, due 01/02/07***	7,692,309
		15,384,618

	Certificates of Deposit — 6.7%
1,282,052	Banco Bilbao Vizcaya Argentaria, 5.31%, due 01/03/07***	1,282,052
1,282,052	Bank of America Corp., 5.32%, due 02/16/07***	1,282,052
1,282,052	Bank of Nova Scotia, 5.30%, due 02/27/07***	1,282,052
1,282,052	Bank of the West, 5.29%, due 01/17/07***	1,282,052
1,282,052	Barclays, 5.30%, due 01/02/07***	1,282,052
1,282,052	Canadian Imperial Bank of Commerce, 5.31%, due 01/29/07***	1,282,052
1,282,052	Citibank Corp., 5.31%, due 03/16/07***	1,282,052
1,282,052	Fortis Bank, 5.30%, due 01/24/07***	1,282,052
6,410,258	Rabobank Nederland, 5.25%, due 01/02/07***	6,410,258
1,282,052	Royal Bank of Canada, 5.31%, due 02/15/07***	1,282,052
1,282,052	Royal Bank of Scotland, 5.28%, due 01/11/07***	1,282,052
6,410,258	Societe Generale, 5.31%, due 01/02/07***	6,410,258

4,078,444	Svenska Handelsbanken, 5.25%, due 01/02/07***	4,078,444
1,282,052	UBS AG, 5.29%, due 01/02/07***	1,282,052
		31,001,532

	Commercial Paper — 0.0%
$150,000	SBC Communications, Inc., 144A, 4.21%, due 06/05/07	149,230

	U.S. Government and Agency Obligations — 4.6%
$21,000,000	Federal Home Loan Bank, 4.80%, due 01/02/07	20,997,200
$265,000	FNMA, 5.00%, due 06/25/07	258,560
		21,255,760

	TOTAL SHORT-TERM INVESTMENTS (COST $67,791,140)	67,791,140

	TOTAL INVESTMENTS — 125.1%
	(Cost $580,990,109)	579,964,444

	Other Assets and Liabilities (net) — (25.1%)	(116,337,056)

	TOTAL NET ASSETS — 100.0%	$463,627,388

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $21,378,399 or 4.6% of net assets.

CAD - Canadian Dollar
EUR - Euro Dollar
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
MTN - Medium Term Note
REIT - Real Estate Investment Trust
TBA - To Be Announced
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.
†	Floating rate note. Rate shown is as of December 31, 2006.
††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
†††	When-issued security.
††††	Indexed security in which price and/or coupon is linked to the prices of a specific financial instrument or financial statistic.
‡	Zero coupon bond.

See accompanying notes to the Schedule of Investments.

A summary of outstanding financial instruments at December 31, 2006 is as follows:

Forward Currency Contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver	Currency	Value	(Depreciation)

Sales

2/07/07	CAD	287,932	$247,692	$9,516
1/10/07	EUR	1,248,097	1,646,338	(40,511)
				$(30,995)

Futures Contracts

Number				Net Unrealized
of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

26	Euro 90 Day	March 2007	$6,154,200	$1,520
23	Euro 90 Day	June 2007	5,449,275	(11,690)
150	Euro 90 Day	September 2007	35,593,129	(58,661)
22	Eurobund	March 2007	2,552,660	(21,705)
131	U.S. Long Bond	March 2007	14,598,313	(331,135)
133	U.S. Treasury Note 10 Yr.	March 2007	14,293,344	(124,765)
19	U.S. Treasury Note 2 Yr.	March 2007	3,876,594	(10,767)
196	U.S. Treasury Note 5 Yr.	March 2007	56,185,375	(123,918)
				$(681,121)

Sales

69	Euro 90 Day	June 2007	$16,347,825	$69,872
78	Euro 90 Day	September 2007	18,505,425	47,509
10	Euro 90 Day	March 2008	2,377,750	(9,663)
19	U.S. Long Bond	March 2007	2,117,313	45,303
124	U.S. Treasury Note 10 Yr.	March 2007	21,747,190	164,177
60	U.S. Treasury Note 5 Yr.	March 2007	7,303,750	60,056
				$377,254

WRITTEN OPTIONS

	Number of	Premium	Value at December
Type of Contract	Contracts	Received	31, 2006
CALL - EURO 1- YEAR MID-CURVE FUTURES	18	$(4,410)	$(1,350)
Strike @ $94.750
Expires 3/19/2007
CALL - U.S. TREASURY BOND 10- YEAR FUTURES	18	(9,472)	(1,406)
Strike @ $110.000
Expires 2/23/2007
CALL - U.S. TREASURY BOND 10- YEAR FUTURES	14	(4,305)	(4,813)
Strike @ $110.000
Expires 5/25/2007
CALL - U.S. TREASURY BOND 10- YEAR FUTURES	14	(4,524)	(7,875)
Strike @ $106.000
Expires 5/25/2007
CALL - U.S. TREASURY BOND 10- YEAR FUTURES	15	(10,238)	(3,984)
Strike @ $109.000
Expires 2/23/2007
CALL - U.S. TREASURY BOND 10- YEAR FUTURES	8	(4,460)	(11,125)
Strike @ $112.000
Expires 2/23/2007
TOTAL		$(37,409)	$(30,553)

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments

December 31, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	110.5
Short-Term Investments	14.6
Put Options Purchased	0.0
Call Options Purchased	0.0
Other Assets and Liabilities (net)	(25.1)
100.0%

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 97.4%

	Municipal Obligations — 5.2%
80,000	Antigo, WI, 5.38%, due 09/01/07	79,961
100,000	California Statewide Communities Development Authority, (Butte County Workers), 3.59%, due 05/01/08	98,903
85,000	Chicago, IL, (Pilsen Redevelopment), 4.35%, due 06/01/13	82,531
70,000	Country Club Hills, IL, 3.80%, due 12/01/12	67,508
120,000	Erie County, NY, 4.93%, due 11/01/09	119,213
70,000	Jefferson County, AL, Economic & Industrial Development Authority, Series B, 3.55%, due 03/01/09	67,626
95,000	Jersey City, NJ, Municipal Utilities Authority, 3.72%, due 05/15/09	91,844
15,000	McHenry County, IL, Community Unit School District No 12 Johnsburg, 5.00%, due 12/01/07	14,954
15,000	McHenry County, IL, Community Unit School District No 12 Johnsburg, 5.00%, due 12/01/10	14,868
150,000	Mission, KS, 5.50%, due 06/01/08	150,085
25,000	New Orleans, LA, Finance Authority, 4.55%, due 07/15/21†	25,000
15,000	Ohio Housing Finance Agency, 7.90%, due 10/01/14	15,185
80,000	Portland, OR, 7.29%, due 06/15/12	85,803
		913,481

	Asset Backed Securities — 13.2%
3,305	Ameriquest Finance NIM Trust, Series 2005-RN8, Class A, 144A, 4.50%, due 10/25/35	3,302
106,466	Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A, 5.38%, due 11/25/36†	106,543
41,700	Centex Home Equity, Series 1999-2, Class A6, 6.60%, due 06/25/30	41,617
73,000	Centex Home Equity, Series 2005-C, Class AF3, 4.33%, due 06/25/35††	72,263
197,976	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A3, 3.34%, due 05/25/26	194,877
142,837	Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, due 11/25/35†	141,576
79,181	Countrywide Asset-Backed Certificates, Series 2006-S6, Class A1, 5.44%, due 03/25/34†	79,234
300,000	Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2, 3.76%, due 12/17/12	295,400
130,000	HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1F, 5.79%, due 03/20/36	129,992
175,000	Household Automotive Trust, Series 2006-3, Class A2, 5.38%, due 12/17/09	175,248
30,361	Navistar Financial Corp. Owner Trust, Series 2004-A, Class A3, 2.01%, due 08/15/08	30,218
110,672	Navistar Financial Corp. Owner Trust, Series 2004-B, Class A3, 3.13%, due 05/15/09	109,525
6,797	Onyx Acceptance Grantor Trust, Series 2004-B, Class A3, 3.09%, due 09/15/08	6,795
125,000	Renaissance Home Equity Loan Trust, Series 2005-3, Class AF2, 4.72%, due 11/25/35††	124,273
120,739	Renaissance Home Equity Loan Trust, Series 2006-3, Class AF1, 5.92%, due 11/25/36	120,672
130,000	Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, due 11/25/36	129,987
90,000	Renaissance Home Equity Loan Trust, Series 2006-4, Class AF1, 5.55%, due 01/25/37††	90,000
47,347	Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI5, 4.99%, due 03/25/31	47,048
85,000	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A4, 4.04%, due 12/25/30	84,411
53,345	Residential Asset Securities Corp., Series 2004-KS9, Class A13, 3.79%, due 08/25/29†	52,700
140,000	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A3, 4.46%, due 05/25/35	138,349
121,111	Residential Funding Mortgage Securities II, Inc., Series 2006-HI4, Class A1, 5.45%, due 09/25/36†	121,192

1

3,486	Sail Net Interest Margin Notes, Series 2005-6A, Class A, 144A, 4.75%, due 07/27/35	3,484
28,578	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 144A, 6.00%, due 01/25/36	28,514
		2,327,220

	Corporate Debt — 20.9%
110,000	Allied Capital Corp., Note, 6.00%, due 04/01/12	108,538
85,000	Ameren Corp., Senior Note, 4.26%, due 05/15/07	84,565
202,000	American General Finance, (MTN), 4.63%, due 09/01/10	197,292
105,000	Ameritech Capital Funding, 6.25%, due 05/18/09	106,296
80,000	Anadarko Petroleum Corp., Senior Note, 5.76%, due 09/15/09†	80,386
65,000	Banco Mercantil del Norte SA, Note, 144A, 6.14%, due 10/13/16†	65,347
175,000	CC Funding Trust I, 6.90%, due 02/16/07	175,217
45,000	Cinergy Global Resources, Guaranteed Note, 144A, 6.20%, due 11/03/08	45,545
50,000	Citizens Property Insurance Corp., Senior Note, 144A, 6.85%, due 08/25/07	50,433
103,000	Comcast Corp., 5.50%, due 03/15/11	103,530
70,000	Commonwealth Edison Co., Note, 3.70%, due 02/01/08	68,633
26,000	DaimlerChrysler NA Holding Corp., Series E, (MTN), 5.90%, due 10/31/08†	26,114
167,000	Deutsche Telekom International Finance BV, 5.38%, due 03/23/11	166,649
215,000	Dominion Resources, Inc., Subordinated Note, 6.30%, due 09/30/66†	216,204
75,000	Entergy Gulf States, 5.12%, due 08/01/10	73,454
60,000	Enterprise Products Operating, LP, 4.95%, due 06/01/10	59,032
30,000	Enterprise Products Operating, LP, Senior Note, 7.50%, due 02/01/11	32,021
146,000	Erac USA Finance Co., Guaranteed Note, 144A, 5.63%, due 04/30/09†	146,378
166,000	General Electric Capital Corp., Note, (MTN), 5.50%, due 11/15/11	165,900
135,000	Goldman Sachs Group, Inc., Subordinated Note, 5.00%, due 01/15/11	133,987
75,000	Hartford Financial Services Group, Inc., Senior Note, 5.55%, due 08/16/08	75,325
100,000	Mantis Reef, Ltd., Secured Note, 144A, 4.69%, due 11/14/08	98,759
70,000	Mizuho Financial Group Cayman, Ltd., 8.38%, due 12/31/49	73,993
135,000	Oil Insurance, Ltd., Note, 144A, 7.56%, due 12/29/49†	140,107
35,000	Royal Bank of Scotland Group PLC, 9.12%, due 03/31/49	38,802
62,000	SBC Communications, Inc., 6.25%, due 03/15/11	64,068
175,000	Sempra Energy, Senior Note, 4.62%, due 05/17/07	174,348
121,000	Sovereign Bancorp, 144A, 4.80%, due 09/01/10	118,499
45,000	SunTrust Preferred Capital I, Note, 5.85%, due 06/15/49†	45,392
115,000	Svenska Handelsbanken, 144A, 7.13%, due 03/29/49†	115,354
89,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.20%, due 07/18/11	90,403
100,000	Telecom Italia Capital SA, Guaranteed Senior Note, 4.88%, due 10/01/10	97,481
115,000	Transocean, Inc., 5.57%, due 09/05/08†	115,124
135,000	Viacom, Inc., Senior Note, 5.75%, due 04/30/11	135,197
105,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42†	105,964
95,000	Woori Bank, 144A, 6.13%, due 05/03/16†	97,104
		3,691,441

	Mortgage Backed Securities — 23.5%
72,207	ABN Amro Mortgage Corp., Series 2003-4, Class A5, 4.75%, due 03/25/33	71,608
85,000	American Home Mortgage Investment Trust, Series 2005-2, Class A5, 5.08%, due 09/25/35	84,204
111,314	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class 1A1, 4.63%, due 02/25/36†	109,438
73,753	Cendant Mortgage Corp., Series 2003-1, Class A5, 5.50%, due 02/25/33	73,487
87,333	Cendant Mortgage Corp., Series 2003-9, Class 1A1, 5.25%, due 11/25/33	87,026
37,918	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A1, 5.25%, due 03/25/34	37,650
190,729	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class IA2, 5.56%, due 03/25/36†	190,668

2

51,890	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	51,846
27,873	Countrywide Alternative Loan Trust, Series 2003-6T2, Class A2, 5.00%, due 06/25/33	27,741
64,956	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	63,711
64,428	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A2, 5.25%, due 10/25/34	64,081
63,154	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB1, Class A1A, 5.43%, due 02/25/36†	62,722
117,780	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A, 6.01%, due 10/25/36†	117,856
78,399	DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class A1B, 144A, 6.82%, due 10/15/30	78,745
42,824	FHLMC, 7.00%, due 10/01/36	43,943
30,963	FHLMC, Series 2552, Class KB, 4.25%, due 06/15/27	30,702
41,470	FHLMC, Series 2612, Class LJ, 4.00%, due 07/15/22	41,121
135,000	FHLMC, Series 2687, Class PD, 5.50%, due 11/15/26	134,718
100,000	FHLMC, Series 2849, Class AJ, 5.00%, due 05/15/18	99,606
75,043	FHLMC, Series 2861, Class HR, 4.00%, due 08/15/23	73,768
64,579	FHLMC, Series 2893, Class PA, 4.00%, due 04/15/25	63,449
59,910	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	59,426
200,000	First Union - Chase Commercial Mortgage, Series 1999-C2, Class D, 7.06%, due 06/15/31	207,427
86,585	FNMA, 6.50%, due 02/01/22	88,856
32,974	FNMA, Series 1998-M6, Class A2, 6.32%, due 08/15/08	33,363
20,640	FNMA, Series 2002-73, Class OC, 5.00%, due 04/25/14	20,549
25,943	FNMA, Series 2003-63, Class GU, 4.00%, due 07/25/33	25,535
37,356	FNMA, Series 2003-85, Class QV, 4.00%, due 03/25/24	37,016
79,470	FNMA, Series 2004-W4, Class A2, 5.00%, due 06/25/34	78,690
112,990	GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3, 6.87%, due 07/15/29	113,423
105,000	GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 7.00%, due 07/15/29	105,839
105,000	GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.97%, due 05/15/30	106,900
165,024	GMAC Mortgage Corp. Loan Trust, Series 2006-J1, Class A1, 5.75%, due 04/25/36	165,419
145,128	Indymac INDA Mortgage Loan Trust, Series 2006-AR3, Class 1A1, 5.40%, due 12/25/36†	144,586
29,864	JP Morgan Mortgage Trust, Series 2004-S2, Class 2A7, 5.25%, due 11/25/34	29,645
1,051	LB-UBS Commercial Mortgage Trust, Series 2002-C2, Class A1, 3.83%, due 06/15/26	1,050
100,000	Mortgage Capital Funding, Inc., Series 1997-MC2, Class E, 7.21%, due 11/20/27	100,293
45,000	Mortgage Capital Funding, Inc., Series 1997-MC2, Class F, 144A, 7.21%, due 11/20/27	45,159
175,000	Mortgage Capital Funding, Inc., Series 1998-MC1, Class B, 6.78%, due 03/18/30	177,018
65,000	Nationslink Funding Corp., Series 1999-2, Class F, 144A, 5.00%, due 06/20/31	64,268
93,427	Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1, 5.50%, due 12/25/34	92,736
121,051	Residential Accredit Loans, Inc., Series 2006-QS4, Class A2, 6.00%, due 04/25/36	121,393
46,105	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	45,651
65,822	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, due 04/25/34	64,902
91,835	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 4A2, 5.15%, due 08/25/35†	90,964
42,766	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 9A1, 5.25%, due 09/25/35†	42,385
47,350	Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2002-MS9, Class 2A6, 5.25%, due 12/25/17	47,055
36,497	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, due 07/25/34	36,452

3

90,000	Washington Mutual, Inc., Series 2006-AR18, Class 1A1, 5.37%, due 01/25/37†	89,933
36,548	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, due 10/25/35	35,992
266,338	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1, 5.35%, due 10/25/36†	264,986
		4,145,001

	U.S. Government and Agency Obligations — 34.6%
2,356,000	U.S. Treasury Note, 4.50%, due 02/28/11**	2,339,343
3,803,000	U.S. Treasury Note, 3.25%, due 08/15/07	3,763,042
		6,102,385

	TOTAL DEBT OBLIGATIONS (COST $17,181,423)	17,179,528

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.8%

	Repurchase Agreements — 0.8%
71,089	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 12/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00-5.63%, with maturities from 01/26/07-11/23/35, valued at $73,191. Repurchase proceeds are $71,131.), 5.30%, due 01/02/07***	71,089
71,089	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 12/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-0.00%, with maturities from 01/16/07-08/17/07, valued at $72,512. Repurchase proceeds are $71,131.), 5.30%, due 01/02/07***	71,089
		142,178

	Municipal Obligations — 0.4%
$65,000	Bartholomew Consolidated School Corp., IN, 5.45%, due 07/05/07	64,965

	Certificates of Deposit — 1.6%
11,848	Banco Bilbao Vizcaya Argentaria, 5.31%, due 01/03/07***	11,848
11,848	Bank of America Corp., 5.32%, due 02/16/07***	11,848
11,848	Bank of Nova Scotia, 5.30%, due 02/27/07***	11,848
11,848	Bank of the West, 5.29%, due 01/17/07***	11,848
11,848	Barclays, 5.30%, due 01/02/07***	11,848
11,848	Canadian Imperial Bank of Commerce, 5.31%, due 01/29/07***	11,848
11,848	Citibank Corp., 5.31%, due 03/16/07***	11,848
11,848	Fortis Bank, 5.30%, due 01/24/07***	11,848
59,242	Rabobank Nederland, 5.25%, due 01/02/07***	59,242
11,848	Royal Bank of Canada, 5.31%, due 02/15/07***	11,848
11,848	Royal Bank of Scotland, 5.28%, due 01/11/07***	11,848
59,241	Societe Generale, 5.31%, due 01/02/07***	59,241
37,691	Svenska Handelsbanken, 5.25%, due 01/02/07***	37,691
11,848	UBS AG, 5.29%, due 01/02/07***	11,848
		286,502

	TOTAL SHORT-TERM INVESTMENTS (COST $493,645)	493,645

	TOTAL INVESTMENTS — 100.2%
	(Cost $17,675,068)	17,673,173

	Other Assets and Liabilities (net) — (0.2%)	(32,396)

	TOTAL NET ASSETS — 100.0%	$17,640,777

4

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,100,998 or 6.2% of net assets.

MTN - Medium Term Note
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.
†	Floating rate note. Rate shown is as of December 31, 2006.
††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

See accompanying notes to the Schedule of Investments.

5

MGI US Short Maturity Fixed Income Fund

Schedule of Investments

December 31, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	97.4
Short-Term Investments	2.8
Other Assets and Liabilities (net)	(0.2)
100.0%

See accompanying notes to the Schedule of Investments.

1

MGI Funds

Notes to Financial Statements

December 31, 2006 (Unaudited)

1.             Organization

MGI Funds (the “Trust”) consists of eight series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), MGI High Yield Fixed Income Fund (“High Yield”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”), collectively referred to as “the Funds”. The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds are managed by Mercer Global Investments, Inc. (the “Advisor”) and are classified as “non-diversified” for the purposes of the 1940 Act which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

The investment objectives of the Funds are:

Fund	Investment Objective

Large Cap Growth	Capital appreciation and income
Large Cap Value	Capital appreciation and income
Small/Mid Cap Growth	Capital appreciation
Small/Mid Cap Value	Capital appreciation
Non-US Core Equity	Capital appreciation and income
Core Opportunistic	Current income and capital appreciation
High Yield	Current income and capital appreciation
Short Maturity	Safety of principal, moderate level of income

Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value and Core Opportunistic commenced operations on August 15, 2005. Short Maturity commenced operations on August 22, 2005. Non-US Core Equity commenced operations on August 18, 2006 and High Yield  has not yet commenced operations.

Each Fund offers interest in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference in the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2006 only Class Y-3 had commenced operations in each of the Funds.

2.             Significant Accounting Policies

The following is a summary of the significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or a subadvisor as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below).

Where market quotations are readily available, portfolio securities are valued based on market quotations, provided those quotations adequately reflect, in the judgment of the Advisor or a subadvisor, the fair value of the security. Where those market quotations are not readily available, securities valued based on appraisals received from a pricing service using a computerized matrix system or based on appraisals derived from information concerning the securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”). It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures. There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were able to sell the security at approximately the time at which the Fund determines its net asset value (“NAV”) per share.

(b) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(c) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided:  (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities or cash equivalents. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, Investors Bank & Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at December 31, 2006 were as follows:

	Market Value of Loaned Securities	Value of Collateral

Large Cap Growth	$23,220,162	$24,013,635
Large Cap Value	29,016,880	30,027,469
Small/Mid Cap Growth	34,486,552	35,828,639
Small/Mid Cap Value	16,406,343	17,204,462
Non-US Core	25,856,513	27,016,924
Core Opportunistic	45,178,334	46,386,150
Short Maturity	420,116	428,680

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, realestate investment trust and other basis adjustments.

(d) Repurchase agreements

A Fund may enter into a repurchase agreement where it purchases securities from a bank or broker-dealer and simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Funds’ Schedule of Investments for open Repurchase Agreements.

(e) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund will direct the Custodian to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets of the Fund in an amount equal to the repurchase price. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions, a Fund will cause the Custodian to earmark on the Custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by a Fund and as such, are subject to the same investment limitations. At December 31, 2006 the Funds did not have any open reverse repurchase agreements.

(f) Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If a subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund will be less favorable than it would have been if this investment technique were never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service Rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

At December 31, 2006 the Funds had no open swap contracts.

(g) Futures

A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.”  This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. A Fund also may effect futures transactions through futures commission merchants that are affiliated with the Advisor, a subadvisor or the Fund in accordance with procedures adopted by the Board.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during, a market decline to attempt to offset the decrease in the market value of its common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

A Fund may enter into futures contracts to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the Fund’s portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts, or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates that would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value that it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund has insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so. See the Core Opportunistic and Non-U.S. Core Equity Schedule of Investments for a listing of open futures contracts as of December 31, 2006.

(g) Options

A Fund may purchase and write call or put options on foreign or U.S. securities and indices and enter into related closing transactions. A Fund also may purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

A Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund’s ability to effectively hedge its securities. A Fund will only invest in such options to the extent consistent with its 15% limitation on investments in illiquid securities.

Purchasing Call Options—A Fund may purchase call options on securities. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter its portfolio characteristics and modify its portfolio maturities without incurring the cost associated with transactions.

A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result being that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss, which will be short-term unless the option was held for more than one year.

Covered Call Writing—A Fund may write covered call options from time to time on such portions of its portfolio, without limit, as a subadvisor determines is appropriate in seeking to achieve the Fund’s investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period for a covered call option, the writer may be assigned an exercise notice by the broker-dealer through which such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss also may be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

A Fund will write call options only on a covered basis. A call option written by a Fund is “covered” if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in Segregated Assets in a segregated account with the Custodian.

Purchasing Put Options—A Fund also may purchase put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Funds intend to purchase put options, at the discretion of the subadvisors, in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options will allow a Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options—A Fund also may write put options on a secured basis, which means that a Fund will maintain in a segregated account with the Custodian Segregated Assets in an amount not less than the exercise price of the option at all times during the option period. The amount of Segregated Assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market prices of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where a subadvisor wishes to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of December 31, 2006.

	Number of	Premiums
	Contracts	Received

Options outstanding at March 31, 2006	30	$13,523
Options written	5,500,213	110,350
Options expired	(5,500,156)	(86,464)

Options outstanding at December 31, 2006	87	$37,409

(h) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Fund’s custodian or sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contracts. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts.

See the Core Opportunistic and Non-U.S. Core Equity Schedule of Investments for a listing of open forward foreign currency contracts as of December 31, 2006.

(i) Short sales

A Fund may from time to time sell securities short. In the event that a subadvisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. As of December 31, 2006 none of the Funds held securities sold short.

(j) When-issued securities

A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for when-issued securities held as of December 31, 2006.

(k) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational and that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.

(l) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at net asset value, unless the shareholder elects to receive cash distributions.

(m) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”) which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act.

(n) Securities transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization or premium and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

(o) Allocation of operating income

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund based on the relative net assets of each class.

3.             Federal Income Taxes

As of December 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation

Large Cap Growth	$306,389,570	$17,519,114	$(8,928,859)	$8,590,255
Large Cap Value	294,443,177	30,264,324	(959,930)	29,304,394
Small/Mid Cap Growth	152,689,431	9,893,209	(3,824,937)	6,068,272
Small/Mid Cap Value	122,081,987	8,771,039	(2,336,838)	6,434,201
Non-US Core	448,609,248	45,050,998	(4,033,227)	41,017,771
Core Opportunistic	581,190,619	1,408,453	(2,640,312)	(1,231,859)
Short Maturity	17,675,068	46,330	(48,225)	(1,895)

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MGI FUNDS

By	/s/ Philip J de Cristo
Philip J. de Cristo
President and Chief Executive Officer

Date	2/27/07

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. de Cristo
Philip J. de Cristo
President and Chief Executive Officer

Date	2/27/07

By	/s/ Richard S. Joseph
Richard S. Joseph
Treasurer

Date	2/27/07